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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Balanced Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 76.7%

		Advertising: 0.1%
6,300		Harte-Hanks, Inc.	$172,305
			172,305

		Aerospace/Defense: 1.9%
3,010	@, L	Armor Holdings, Inc.	175,453
23,800		Boeing Co.	1,854,734
3,585		Kaman Corp.	90,199
15,200	L	Lockheed Martin Corp.	1,141,976
21,782		Raytheon Co.	998,487
10,800		Rockwell Collins, Inc.	608,580
3,860	@	Teledyne Technologies, Inc.	137,416
12,700		United Technologies Corp.	736,219
			5,743,064

		Agriculture: 1.8%
26,050		Altria Group, Inc.	1,845,903
30,000		Archer-Daniels-Midland Co.	1,009,500
13,937	@@	British American Tobacco PLC	336,617
100	@@	Japan Tobacco, Inc.	351,044
12,700		Monsanto Co.	1,076,325
5,300	L	Reynolds America, Inc.	559,150
15,400	@@	Swedish Match AB	210,205
			5,388,744

		Airlines: 0.4%
10,600	@, L	Airtran Holdings, Inc.	191,966
5,646	@, L	Mesa Air Group, Inc.	64,590
5,623		Skywest, Inc.	164,585
44,400		Southwest Airlines Co.	798,756
			1,219,897

		Apparel: 0.4%
21,100	@	Coach, Inc.	729,638
3,890	@, L	Gymboree Corp.	101,296
3,474		K-Swiss, Inc.	104,706
1,090		Phillips-Van Heusen	41,649
4,620		Polo Ralph Lauren Corp.	280,018
			1,257,307

		Auto Manufacturers: 0.5%
6,227	@@	DaimlerChrysler AG	356,841
102,800	L	Ford Motor Co.	818,288
2,340		Oshkosh Truck Corp.	145,642
5,400	@@	Volvo AB	252,689
			1,573,460

		Auto Parts & Equipment: 0.2%
9,000		ArvinMeritor, Inc.	134,190
4,400	L	Modine Manufacturing Co.	129,800
6,900	@@	NOK Corp.	185,013
17,800	@@	Sumitomo Rubber Industries, Inc.	231,649
			680,652

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

		Banks: 4.9%
59,949	@@	Banca Intesa S.p.A.	$356,789
58,250		Bank of America Corp.	2,652,705
4,600		Bank of Hawaii Corp.	245,226
16,900	@@	Bank of Ireland	312,438
5,000	@@	BNP Paribas	462,085
10,300		Comerica, Inc.	597,091
9,000	@@	Commerzbank AG	357,022
23,000	@@, L	DBS Group Holdings Ltd.	231,504
3,008	@@	Deutsche Bank AG	342,474
1,786	L	East-West Bancorp, Inc.	68,850
6,945		Fremont General Corp.	149,734
28,720	@@	HBOS PLC	478,118
6,100	@@, L	ICICI Bank Ltd. ADR	168,848
3,900	@@	KBC Bancassurance Holding	417,266
22,600	L	Keycorp	831,680
31	@@	Mitsubishi Tokyo Financial Group, Inc.	470,279
47	@@	Mizuho Financial Group, Inc.	383,485
15,300	@@, L	National Australia Bank Ltd.	410,306
27,300		National City Corp.	952,770
2,400	@@	OTP Bank Rt GDR	166,320
14,246		PNC Financial Services Group, Inc.	958,898
17,915	@@	Royal Bank of Scotland Group PLC	581,552
25,000	@@	Sumitomo Trust & Banking Co., Ltd.	288,520
5,580	@@	UBS AG	611,732
5,000		Umpqua Holdings Corp.	142,500
22,900		US BanCorp.	698,450
20,350	L	Wachovia Corp.	1,140,618
2,100		Whitney Holding Corp.	74,466
5,836		Wilmington Trust Corp.	252,991
			14,804,717

		Beverages: 1.8%
53,900		Coca-Cola Co.	2,256,793
8,600		Pepsi Bottling Group, Inc.	261,354
7,400		PepsiAmericas, Inc.	180,930
41,750		PepsiCo, Inc.	2,412,733
14,404	@@	SABMiller PLC	283,312
			5,395,122

		Biotechnology: 0.4%
15,150	@	Amgen, Inc.	1,102,163
6,300	@, L	Regeneron Pharmaceuticals, Inc.	104,769
			1,206,932

		Building Materials: 0.3%
2,270	@, L	Drew Industries, Inc.	80,699
2,700	@@	Lafarge SA	305,319
1,800	L	Lennox International, Inc.	53,748
3,140		Martin Marietta Materials, Inc.	336,074
1,930	L	Universal Forest Products, Inc.	122,536
			898,376

		Chemicals: 1.3%
5,800		Airgas, Inc.	226,722
12,900		Dow Chemical Co.	523,740

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

11,500		EI Du Pont de Nemours & Co.	$485,415
5,600		Lubrizol Corp.	239,960
14,549	L	Lyondell Chemical Co.	289,525
1,330		Penford Corp.	21,386
10,400		PPG Industries, Inc.	658,840
9,000		Rohm & Haas Co.	439,830
4,200	L	Schulman A, Inc.	103,950
39,000	@@	Sumitomo Chemical Co., Ltd.	316,394
1,411	@	Tronox, Inc.	23,981
2,500	@@	Umicore	345,416
8,600		Valspar Corp.	239,682
			3,914,841

		Coal: 0.2%
2,400		Massey Energy Co.	86,568
7,120		Peabody Energy Corp.	358,919
			445,487

		Commercial Services: 1.2%
2,550		Administaff, Inc.	138,618
7,500	@, L	Career Education Corp.	282,975
1,800	@, L	Consolidated Graphics, Inc.	93,816
3,000		Corporate Executive Board Co.	302,700
770		CPI Corp.	15,708
5,781	@	Education Management Corp.	240,490
8,700		Equifax, Inc.	323,988
4,300	L	Healthcare Services Group	91,848
5,700	@, L	Korn/Ferry Intl.	116,223
6,100		Manpower, Inc.	348,798
16,150		McKesson Corp.	841,900
8,000		Pharmaceutical Product Development, Inc.	276,880
1,570	L	Pre-Paid Legal Services, Inc.	55,704
58,100	@@	Rentokil Initial PLC	156,865
9,470	@	Spherion Corp.	98,488
1,365	@, L	Vertrue, Inc.	57,057
			3,442,058

		Computers: 3.2%
10,300	@	Apple Computer, Inc.	646,016
955	@	CACI International, Inc.	62,791
7,675	@	Cadence Design Systems, Inc.	141,911
11,300	@	Ceridian Corp.	287,585
3,720	@	Cognizant Technology Solutions Corp.	221,303
29,450	@	Dell, Inc.	876,432
1,080		Factset Research Systems, Inc.	47,898
72,500		Hewlett-Packard Co.	2,385,250
36,150		International Business Machines Corp.	2,981,291
3,050	@, L	Komag, Inc.	145,180
4,410	@, L	Manhattan Associates, Inc.	97,020
3,576	@, L	Micros Systems, Inc.	164,746
2,860	L	MTS Systems Corp.	119,634
6,400		Reynolds & Reynolds Co.	181,760
9,950	@, L	Sandisk Corp.	572,324
3,900	@, L	Synaptics, Inc.	85,761
12,010	@, L	Synopsys, Inc.	268,424
7,544	@@, L	Tietoenator OYJ	293,685
5,850	@, L	Western Digital Corp.	113,666
			9,692,677

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

		Cosmetics/Personal Care: 1.3%
67,800		Procter & Gamble Co.	$3,906,636
			3,906,636

		Distribution/Wholesale: 0.3%
5,000	@, L	Brightpoint, Inc.	155,300
3,036	L	Building Materials Holding Corp.	108,203
1,555	L	SCP Pool Corp.	72,945
27,000	@@	Sumitomo Corp.	383,879
3,115	@, L	United Stationers, Inc.	165,407
			885,734

		Diversified Financial Services: 5.0%
14,750		American Express Co.	775,113
9,900	@, L	AmeriCredit Corp.	304,227
11,900		CIT Group, Inc.	636,888
62,600		Citigroup, Inc.	2,956,598
12,100		Fannie Mae	621,940
12,500		Goldman Sachs Group, Inc.	1,962,000
60,000	@@	Hong Kong Exchanges and Clearing Ltd.	361,420
6,000		IndyMac Bancorp, Inc.	245,580
1,300	@	Investment Technology Group, Inc.	64,740
42,700		JPMorgan Chase & Co.	1,778,028
37	@@	Kenedix, Inc.	195,933
3,262	L	Legg Mason, Inc.	408,826
9,500		Lehman Brothers Holdings, Inc.	1,373,035
11,500	L	Merrill Lynch & Co., Inc.	905,740
30,250		Morgan Stanley	1,900,305
19,000	@@	Nippon Shinpan Co., Ltd.	200,242
2,260	@, L	Portfolio Recovery Associates, Inc.	105,836
1,090	@@	SFCG Co,. Ltd.	246,242
			15,042,693

		Electric: 1.5%
11,900		Alliant Energy Corp.	374,493
5,900	L	Black Hills Corp.	200,600
22,200	L	Duke Energy Corp.	647,130
11,600	@@	Fortum OYJ	291,734
3,900	@@	RWE AG	338,510
4,140		SCANA Corp.	162,454
22,800	@	Sierra Pacific Resources	314,868
41,100		TXU Corp.	1,839,636
4,180	L	Wisconsin Energy Corp.	167,158
			4,336,583

		Electrical Components & Equipment: 0.1%
3,460	@, L	Greatbatch, Inc.	75,809
19,000	@@	Sumitomo Electric Industries Ltd.	300,234
			376,043

		Electronics: 1.3%
23,100	@	Agilent Technologies, Inc.	867,405
2,400		Amphenol Corp.	125,232
9,094	@	Arrow Electronics, Inc.	293,463
1,560		Brady Corp.	58,438
3,915	@, L	Coherent, Inc.	137,456
3,410	@, L	Cymer, Inc.	154,950
4,200	@	Electro Scientific Industries, Inc.	92,946
2,190	@, L	Flir Systems, Inc.	62,218

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

7,100	@@	Hoya Corp.	$285,197
800	@, L	Itron, Inc.	47,880
11,600	@	Jabil Circuit, Inc.	497,176
13,200	@@, L	Koninklijke Philips Electronics NV	443,687
3,300		Park Electrochemical Corp.	97,350
2,300	@, L	Planar Systems, Inc.	38,916
5,100	@, L	Plexus Corp.	191,607
2,500	@	SBS Technologies, Inc.	40,500
54,200	@	Solectron Corp.	216,800
1,700	@, L	Trimble Navigation Ltd.	76,585
			3,727,806

		Engineering & Construction: 0.3%
4,800	@@	Bouygues	253,897
1,600	@	Jacobs Engineering Group, Inc.	138,784
2,440	@, L	Shaw Group, Inc.	74,176
50,000	@@	Taisei Corp.	239,066
1,340	@, L	URS Corp.	53,935
2,500	@@	Vinci SA	245,651
			1,005,509

		Entertainment: 0.5%
28,306	@@, L	Aristocrat Leisure Ltd.	277,642
3,000		GTECH Holdings Corp.	102,150
42,600	@@	Hilton Group PLC	287,094
20,300		International Game Technology	714,966
1,300	@	Pinnacle Entertainment, Inc.	36,621
			1,418,473

		Environmental Control: 0.1%
3,265		Republic Services, Inc.	138,795
			138,795

		Food: 1.1%
2,900	L	American Italian Pasta Co.	18,154
2,380		Corn Products International, Inc.	70,377
3,600	@	Dean Foods Co.	139,788
1,675		Flowers Foods, Inc.	49,748
18,377		General Mills, Inc.	931,346
6,869		Hormel Foods Corp.	232,172
2,150	L	J&J Snack Foods Corp.	72,219
4,440	@	Performance Food Group Co.	138,484
27,700		Safeway, Inc.	695,824
7,815	L	Supervalu, Inc.	240,858
70,344	@@	Tesco PLC	402,131
42,000	@@	Unilever PLC	428,124
			3,419,225

		Forest Products & Paper: 0.1%
7,000	L	Louisiana-Pacific Corp.	190,400
			190,400

		Gas: 0.9%
60,200	@@	Centrica PLC	293,040
5,130		Energen Corp.	179,550
6,600	L	New Jersey Resources Corp.	298,650
60,000	@@	Osaka Gas Co. Ltd.	217,768
30,290		Sempra Energy	1,407,273
7,330		UGI Corp.	154,443
			2,550,724

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

		Hand/Machine Tools: 0.2%
5,100		Black & Decker Corp.	$443,139
			443,139

		Healthcare — Products: 1.8%
13,800		Becton Dickinson & Co.	849,804
9,300	@	Cytyc Corp.	262,074
5,712		Dentsply International, Inc.	332,153
5,600	@	Edwards Lifesciences Corp.	243,600
2,800	@, L	Haemonetics Corp.	142,156
6,600	@	Henry Schein, Inc.	315,876
3,684	@, L	Hologic, Inc.	203,909
1,067	@, L	Idexx Laboratories, Inc.	92,146
36,350		Johnson & Johnson	2,152,647
1,200		Mentor Corp.	54,372
2,800	@	Osteotech, Inc.	12,264
2,800	@	Possis Medical, Inc.	28,448
2,270	@, L	Resmed, Inc.	99,835
5,715	@	Respironics, Inc.	222,371
7,800		Steris Corp.	192,504
3,600	@, L	Varian Medical Systems, Inc.	202,176
957		Vital Signs, Inc.	52,568
			5,458,903

		Healthcare — Services: 2.6%
22,800		Aetna, Inc.	1,120,392
15,200	@, @@	Capio AB	283,526
10,450	@	Coventry Health Care, Inc.	564,091
3,000	@@	Fresenius Medical Care AG	357,473
7,620	@	Health Net, Inc.	387,248
10,250	@	Humana, Inc.	539,663
7,455	@, L	Lincare Holdings, Inc.	290,447
5,138	@, L	Odyssey HealthCare, Inc.	88,425
2,130	@	Pediatrix Medical Group, Inc.	218,623
4,510	@, L	Sierra Health Services	183,557
37,700		UnitedHealth Group, Inc.	2,105,922
21,200	@	WellPoint, Inc.	1,641,516
			7,780,883

		Home Builders: 0.1%
225	@, L	NVR, Inc.	166,264
			166,264

		Home Furnishings: 0.1%
1,000		Ethan Allen Interiors, Inc.	42,020
6,500	L	Furniture Brands International, Inc.	159,315
6,200	L	La-Z-Boy, Inc.	105,400
			306,735

		Household Products/Wares: 0.1%
2,200	@@	Henkel KGaA	256,923
9,150	@	Playtex Products, Inc.	95,801
			352,724

		Housewares: 0.1%
3,915		Toro Co.	186,941
			186,941

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

		Insurance: 4.2%
4,950		American Financial Group, Inc.	$205,970
3,700	L	AmerUs Group Co.	222,888
19,400		AON Corp.	805,294
194,000	@, @@	China Life Insurance Co. Ltd.	245,937
9,750		Chubb Corp.	930,540
6,500		Cigna Corp.	849,030
2,900		Delphi Financial Group	149,727
1,670	@@	Everest Re Group Ltd.	155,928
4,701		Fidelity National Financial, Inc.	167,027
7,400		First American Corp.	289,784
8,400		HCC Insurance Holdings, Inc.	292,320
2,870	L	Infinity Property & Casualty Corp.	119,794
2,120	L	Landamerica Financial Group, Inc.	143,842
10,900		Lincoln National Corp.	595,031
26,850	L	Metlife, Inc.	1,298,735
2,029	@@	Muenchener Rueckversicherungs AG	286,812
6,700	L	Ohio Casualty Corp.	212,390
6,230	L	Old Republic International Corp.	135,939
5,040	@	Philadelphia Consolidated Holding Co.	172,066
16,394		Principal Financial Group	800,027
5,700		Protective Life Corp.	283,518
17,781		Prudential Financial, Inc.	1,347,978
19,900	@@, L	QBE Insurance Group Ltd.	309,980
5,710	L	Radian Group, Inc.	344,028
2,490		RLI Corp.	142,677
7,548		Safeco Corp.	378,985
2,845	L	Selective Insurance Group	150,785
2,282	L	Stewart Information Services Corp.	107,437
20,200	@@	Storebrand	224,575
3,090		UICI	114,299
4,500		Unitrin, Inc.	209,295
6,945		WR Berkley Corp.	403,227
3,367		Zenith National Insurance Corp.	162,054
1,320	@, @@, L	Zurich Financial Services AG	308,262
			12,566,181

		Internet: 0.4%
17,900	@, L	Amazon.com, Inc.	653,529
2,400	@	Checkfree Corp.	121,200
4,200	@, L	Infospace, Inc.	117,390
5,000	@, L	Internet Security Systems	119,900
12,590	@	McAfee, Inc.	306,315
			1,318,334

		Iron/Steel: 0.6%
46,600	@@	BlueScope Steel Ltd.	238,538
100	L	Carpenter Technology	9,452
2,110	L	Cleveland-Cliffs, Inc.	183,823
8,500		Nucor Corp.	890,715
2,340		Reliance Steel & Aluminum Co.	219,773
1,800		Steel Technologies, Inc.	43,740
54,000	@@	Sumitomo Metal Industries Ltd.	231,314
			1,817,355

		Leisure Time: 0.2%
4,057	@, L	Multimedia Games, Inc.	60,368
1,210		Polaris Industries, Inc.	66,018

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

3,900	@@	Sankyo Co. Ltd.	$266,927
10,200	@@	Yamaha Motor Co., Ltd.	251,626
			644,939

		Lodging: 0.0%
1,000	@, L	Aztar Corp.	41,990
			41,990

		Machinery — Construction & Mining: 0.4%
8,400		Caterpillar, Inc.	603,204
7,960	L	JLG Industries, Inc.	245,088
3,300		Joy Global, Inc.	197,241
			1,045,533

		Machinery — Diversified: 0.2%
2,915		Applied Industrial Technologies, Inc.	130,009
1,690		Briggs & Stratton Corp.	59,775
1,570		Cognex Corp.	46,535
1,667	L	IDEX Corp.	86,967
1,800		Lindsay Manufacturing Co.	48,762
1,050		Manitowoc Co.	95,708
3,900	L	Nordson Corp.	194,454
			662,210

		Media: 1.1%
3,053	@@	Lagardere SCA	237,433
17,100		McGraw-Hill Cos, Inc.	985,302
20,800	@@	Mediaset S.p.A.	244,579
31,300		News Corp., Inc.	519,893
9,975	@	Viacom, Inc.	387,030
7,583	@@	Vivendi Universal SA	258,820
22,600		Walt Disney Co.	630,314
110		Washington Post	85,443
			3,348,814

		Metal Fabricate/Hardware: 0.3%
1,550		AM Castle & Co.	45,725
4,660		Commercial Metals Co.	249,263
3,380	L	Kaydon Corp.	136,417
3,640		Precision Castparts Corp.	216,216
2,508		Quanex Corp.	167,108
2,430		Valmont Industries, Inc.	102,157
			916,886

		Mining: 0.6%
10,900		Alcoa, Inc.	333,104
26,834	@@	BHP Billiton Ltd.	531,857
12,300		Freeport-McMoRan Copper & Gold, Inc.	735,171
5,600		Newmont Mining Corp.	290,584
			1,890,716

		Miscellaneous Manufacturing: 2.3%
9,050		3M Co.	684,995
4,200	L	Acuity Brands, Inc.	168,000
2,670	L	AO Smith Corp.	140,976
3,099		Aptargroup, Inc.	171,220
5,300		Crane Co.	217,353
3,320	@, L	EnPro Industries, Inc.	113,876
130,653		General Electric Co.	4,544,111
7,500		Parker Hannifin Corp.	604,575

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

500		Roper Industries, Inc.	$24,315
3,689		Teleflex, Inc.	264,243
			6,933,664

		Office Furnishings: 0.1%
6,972		Herman Miller, Inc.	225,963
			225,963

		Oil & Gas: 6.3%
27,881	L	ChevronTexaco Corp.	1,616,262
6,005		Cimarex Energy Co.	259,776
36,000	L	ConocoPhillips	2,273,400
13,800	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	392,404
2,300		ENSCO International, Inc.	118,335
108,250		Exxon Mobil Corp.	6,588,095
4,240		Frontier Oil Corp.	251,644
4,255		Helmerich & Payne, Inc.	297,084
7,000		Kerr-McGee Corp.	668,360
10,480		Noble Energy, Inc.	460,282
1,940	@@	Norsk Hydro ASA	267,997
15,300		Occidental Petroleum Corp.	1,417,545
1,800	@@, L	Petroleo Brasileiro SA ADR	156,006
5,190		Pogo Producing Co.	260,798
22,120	@@	Royal Dutch Shell PLC	718,863
4,800	L	St. Mary Land & Exploration Co.	195,984
8,200		Sunoco, Inc.	636,074
3,492	@, L	Swift Energy Co.	130,810
2,300	@@	Total SA	605,506
3,880	@	Unit Corp.	216,310
23,200		Valero Energy Corp.	1,386,896
			18,918,431

		Oil & Gas Services: 0.7%
8,040	@, L	Cooper Cameron Corp.	354,403
2,500	@, L	Helix Energy Solutions	94,750
5,950	@, @@	Petroleum Geo-Services ASA	276,213
7,200		Schlumberger Ltd.	911,304
5,130	L	Tidewater, Inc.	283,330
3,500	@	Veritas DGC, Inc.	158,865
			2,078,865

		Packaging & Containers: 0.0%
2,500		Sonoco Products Co.	84,675
			84,675

		Pharmaceuticals: 4.0%
18,900		Abbott Laboratories	802,683
4,840	L	Alpharma, Inc.	129,809
13,600	L	AmerisourceBergen Corp.	656,472
16,800		Cardinal Health, Inc.	1,251,936
1,600	@, L	Cephalon, Inc.	96,400
8,400	@, L	Express Scripts, Inc.	738,360
27,700	@@	GlaxoSmithKline PLC	722,975
9,800	@	Hospira, Inc.	386,708
15,200	@	King Pharmaceuticals, Inc.	262,200
5,200		Medicis Pharmaceutical	169,520
58,500		Merck & Co., Inc.	2,060,955
2,300	@@	Merck KGaA	218,270
3,210		Omnicare, Inc.	176,518

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

92,250		Pfizer, Inc.	$2,298,870
4,220	@@, L	Roche Holding AG	625,613
2,900	@, L	Sepracor, Inc.	141,549
6,800	@@	Takeda Chemical Industries Ltd.	385,866
5,140	@	Theragenics Corp.	16,242
16,800		Wyeth	815,136
			11,956,082

		Pipelines: 0.1%
4,300		Equitable Resources, Inc.	156,993
3,030	L	Questar Corp.	212,252
			369,245

		Real Estate: 0.2%
23,000	@@	Cheung Kong Holdings Ltd.	243,428
8,100	@@	Leopalace21 Corp.	301,859
			545,287

		Real Estate Investment Trust: 0.2%
2,935		Developers Diversified Realty Corp.	160,691
715		Essex Property Trust, Inc.	77,742
1,000		Kilroy Realty Corp.	77,260
1,900	L	Macerich Co.	140,505
1,800		New Century Financial Corp.	82,836
			539,034

		Retail: 7.2%
6,100	@, L	99 Cents Only Stores	82,716
2,135		Abercrombie & Fitch Co.	124,471
2,600	L	Advance Auto Parts	108,264
9,565	L	American Eagle Outfitters	285,611
6,100	@	AnnTaylor Stores Corp.	224,419
4,975		Barnes & Noble, Inc.	230,094
17,900	L	Best Buy Co., Inc.	1,001,147
6,400		Brinker International, Inc.	270,400
2,100		Brown Shoe Co., Inc.	110,208
1,980		Burlington Coat Factory Warehouse Corp.	89,991
3,500	@	CEC Entertainment, Inc.	117,670
10,280	@, L	Chico’s FAS, Inc.	417,779
2,224	@, L	Childrens Place	128,770
4,300		Christopher & Banks Corp.	99,803
10,200		Circuit City Stores, Inc.	249,696
7,560		Claire’s Stores, Inc.	274,504
20,500		Costco Wholesale Corp.	1,110,280
7,550		Darden Restaurants, Inc.	309,777
8,900	@	Dollar Tree Stores, Inc.	246,263
3,900	@@	Don Quijote Co., Ltd.	294,323
2,550	@, L	Dress Barn, Inc.	122,273
36,100		Gap, Inc.	674,348
3,571	@, L	Hibbett Sporting Goods, Inc.	117,807
52,850		Home Depot, Inc.	2,235,555
2,260	L	IHOP Corp.	108,344
3,300	@, L	Jack in the Box, Inc.	143,550
13,250		JC Penney Co., Inc.	800,433
51,922	@@	Kingfisher PLC	215,310
2,310	L	Landry’s Restaurants, Inc.	81,612
3,040		Longs Drug Stores Corp.	140,691
24,100		Lowe’s Cos., Inc.	1,553,004
41,600		McDonald’s Corp.	1,429,376
4,182		Men’s Wearhouse, Inc.	150,301

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

3,245		Michaels Stores, Inc.	$121,947
12,700		Nordstrom, Inc.	497,586
7,890	@, L	O’Reilly Automotive, Inc.	288,458
17,900	@	Office Depot, Inc.	666,596
2,345	@, L	Panera Bread Co.	176,297
3,118	@, L	Papa John’s International, Inc.	102,302
7,875	@, L	Payless Shoesource, Inc.	180,259
1,668	@@	Pinault-Printemps-Redoute	200,845
3,500	@, L	Rare Hospitality International, Inc.	121,905
10,300	L	Ross Stores, Inc.	300,657
3,412	@, L	Select Comfort Corp.	134,945
3,568		Sonic Automotive, Inc.	99,048
1,785	@, L	Sonic Corp.	62,707
36,300		Staples, Inc.	926,376
30,000	@	Starbucks Corp.	1,129,200
18,000	@@, L	Takashimaya Co. Ltd.	274,275
10,300		Target Corp.	535,703
3,500	@, L	Too, Inc.	120,225
980	@, L	Tractor Supply Co.	65,013
31,200		Wal-Mart Stores, Inc.	1,473,888
7,400		Wendy’s International, Inc.	459,244
2,800	L	Williams-Sonoma, Inc.	118,720
			21,604,986

		Savings & Loans: 0.1%
2,100	@, L	FirstFed Financial Corp.	125,601
1		Sterling Financial Corp./WA	29
8,900		Washington Federal, Inc.	215,380
			341,010

		Semiconductors: 2.4%
21,800		Analog Devices, Inc.	834,722
5,600	@	Exar Corp.	79,968
25,200	@	Freescale Semiconductor, Inc.	699,804
74,150		Intel Corp.	1,434,803
8,765	@, L	Lam Research Corp.	376,895
23,300	@	LSI Logic Corp.	269,348
10,500	@, L	MEMC Electronic Materials, Inc.	387,660
8,800	@, L	Micrel, Inc.	130,416
12,460		Microchip Technology, Inc.	452,298
1,950	@, L	Microsemi Corp.	56,765
21,600		National Semiconductor Corp.	601,344
4,180	@, L	Pericom Semiconductor Corp.	41,215
50,550		Texas Instruments, Inc.	1,641,359
1,822	@, L	Varian Semiconductor Equipment Associates, Inc.	51,162
			7,057,759

		Software: 3.0%
2,162	@, L	Advent Software, Inc.	61,444
3,260	@, L	Ansys, Inc.	176,529
13,700	@	Autodesk, Inc.	527,724
13,500	@	BMC Software, Inc.	292,410
1,940	@, L	Cerner Corp.	92,053
24,450	@	Compuware Corp.	191,444
4,618	@	D&B Corp.	354,108
4,778	@, L	Filenet Corp.	129,102
4,770		Global Payments, Inc.	252,858
5,247	@	Hyperion Solutions Corp.	171,052
10,500	@, L	Intuit, Inc.	558,495

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

173,550		Microsoft Corp.	$4,722,296
8,100		MoneyGram International, Inc.	248,832
1,800	@@	Nomura Research Institute Ltd.	219,573
23,600	@	Novell, Inc.	181,248
47,200	@	Oracle Corp.	646,168
2,512	@	SPSS, Inc.	79,530
9,605	@, L	Sybase, Inc.	202,858
			9,107,724

		Telecommunications: 4.3%
18,636	@, @@	Alcatel SA	286,119
1,100	@, L	Anixter International, Inc.	52,558
60,700	L	AT&T, Inc.	1,641,328
73,600		BellSouth Corp.	2,550,240
140,700	@	Cisco Systems, Inc.	3,048,950
1,275	L	Commonwealth Telephone Enterprises, Inc.	43,924
22,000	@@	Deutsche Telekom AG	369,834
10,793	@@, L	Elisa Corp.	213,384
3,606		Harris Corp.	170,528
2,900	@	Intrado, Inc.	75,342
75,700		Motorola, Inc.	1,734,287
49	@@	Nippon Telegraph & Telephone Corp.	209,121
4,000	@@	Orascom Telecom Holding SAE GDR	219,720
20,050	L	Qualcomm, Inc.	1,014,731
114,000	@@	Telefonaktiebolaget LM Ericsson	430,366
10,800	@@	Telekom Austria AG	253,886
7,800	@@	Telekomunikasi Indonesia Tbk PT ADR	236,418
2,035	L	Telephone & Data Systems, Inc.	80,260
154,700	@@	Vodafone Group PLC	322,210
			12,953,206

		Textiles: 0.0%
1,400	@, L	Mohawk Industries, Inc.	113,008
			113,008

		Toys/Games/Hobbies: 0.1%
10,026		Hasbro, Inc.	211,549
3,500	@, L	Jakks Pacific, Inc.	93,590
			305,139

		Transportation: 1.5%
2,980	L	Arkansas Best Corp.	116,578
9,910		CH Robinson Worldwide, Inc.	486,482
13,500	@@	Deutsche Post AG	337,262
60	@@	East Japan Railway Co.	443,299
3,500	@	EGL, Inc.	157,500
2,900	L	Expeditors International Washington, Inc.	250,531
42,000	@@, L	Kawasaki Kisen Kaisha Ltd.	247,239
4,672		Landstar System, Inc.	206,129
19,375		Norfolk Southern Corp.	1,047,606
3,580		Overseas Shipholding Group	171,589
13,500	L	United Parcel Service, Inc.	1,071,630
			4,535,845

		Water: 0.1%
6,420	@@	Veolia Environnement	355,233
			355,233

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 76.7% (continued)

		Total Common Stock
		(Cost $197,830,890)	$229,807,963

PREFERRED STOCK: 0.3%

		Banks: 0.2%
38		DG Funding Trust	403,156
			403,156

		Diversified Financial Services: 0.0%
3,500	C	National Rural Utilities Cooperative Finance Corp.	82,390
			82,390

		Insurance: 0.1%
3,000	@@	Aegon NV	76,800
10,100	C	Metlife, Inc.	258,358
			335,158

		Total Preferred Stock
		(Cost $829,410)	820,704

RIGHTS: 0.0%

		Engineering & Construction: 0.0%
2,500	@, @@	Vinci SA	5,355

		Total Rights
		(Cost $-)	5,355

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.9%

		Banks: 1.4%
$295,000		American Express Centurion Bank, 4.866%, due 07/19/07	$295,469
220,000	@@, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	190,529
117,000	@@, #, S	Banco Santander Chile SA, 5.220%, due 12/09/09	117,169
89,000	@@, S	Banco Santander Chile SA, 7.375%, due 07/18/12	96,421
110,000	@@	Bank of Ireland, 5.180%, due 12/29/49	96,412
90,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	75,837
40,000	@@	Bank of Scotland, 4.813%, due 11/30/49	34,600
57,000	S	BankAmerica Capital II, 8.000%, due 12/15/26	60,087
40,000	@@	Barclays Bank PLC, 4.938%, due 12/31/49	35,489
87,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	83,500
120,000	@@	BNP Paribas, 5.185%, due 09/29/49	103,509
67,000		Chase Capital I, 7.670%, due 12/01/26	70,291
116,000	@@, #, L	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	110,285
74,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	70,498
64,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	64,365
90,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	75,825
10,000	@@	DEN Norske Creditbank, 5.063%, due 11/29/49	8,933
127,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	148,585
253,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	244,717
290,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	243,600
150,000	@@, L	HSBC Bank PLC, 5.000%, due 06/29/49	129,750
10,000	@@	Lloyds TSB Bank PLC, 5.000%, due 11/29/49	8,817
170,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	146,537
131,000	S	Mellon Capital I, 7.720%, due 12/01/26	137,682
80,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	85,246

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.9% (continued)

$100,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	$86,353
20,000	@@	National Westminster Bank Plc, 5.000%, due 11/29/49	16,955
60,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	56,819
114,000	@@, #, L	Resona Bank Ltd., 5.850%, due 09/29/49	110,824
300,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	258,557
90,000	@@	Societe Generale, 4.656%, due 11/29/49	77,936
300,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	248,250
30,000	@@	Standard Chartered PLC, 4.900%, due 01/29/49	24,750
230,000	@@	Standard Chartered PLC, 5.188%, due 07/29/49	190,900
63,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	65,419
261,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	256,698
90,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	76,615
80,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	75,951
			4,280,180

		Beverages: 0.1%
143,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	165,165
93,000	@@	Diageo Capital PLC, 4.691%, due 04/20/07	93,099
			258,264

		Chemicals: 0.1%
140,000		Dow Chemical, 8.125%, due 04/01/06	140,011
29,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	29,237
40,000		Stauffer Chemical, 5.720%, due 04/15/10	31,942
80,000		Stauffer Chemical, 8.160%, due 04/15/17	41,803
80,000		Stauffer Chemical, 6.100%, due 04/15/18	39,212
5,000		Union Carbide Corp., 7.750%, due 10/01/96	5,176
			287,381

		Commercial Services: 0.1%
300,000		Tulane University of Louisiana, 5.549%, due 11/15/12	301,500
			301,500

		Diversified Financial Services: 1.5%
39,000	#, S	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	37,598
34,000	#, S	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	32,840
221,560	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	221,560
231,000	@@, #	BTM Curacao Holdings NV, 4.760%, due 07/21/15	223,144
151,000		Citigroup Capital II, 7.750%, due 12/01/36	157,917
256,000	#, S	Corestates Capital Trust I, 8.000%, due 12/15/26	269,246
290,000		Countrywide Financial Corp., 5.100%, due 12/19/07	290,253
290,000	S	Countrywide Financial Corp., 5.188%, due 04/11/07	290,337
70,000	@@	Financiere CSFB NV, 5.125%, due 03/29/49	58,100
109,000	S	Fund American Cos, Inc., 5.875%, due 05/15/13	107,248
135,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	173,789
201,000	#	ILFC E-Capital Trust II, 6.250%, due 12/21/65	192,975
58,000		International Lease Finance Corp., 5.000%, due 04/15/10	56,941
134,000		JPM Capital Trust I, 7.540%, due 01/15/27	140,489
150,000	S	JPM Capital Trust II, 7.950%, due 02/01/27	158,427
234,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	226,748
170,000		Morgan Stanley, 6.100%, due 04/15/06	170,054
95,000	@@	Paribas, 5.063%, due 12/31/49	82,968
87,833	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	86,265
124,846	@@, #	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	122,122
305,281	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	299,366
279,000	@@, #	Prefered Term Services, 5.410%, due 03/23/35	279,698
75,000		Residential Capital Corp., 6.375%, due 06/30/10	75,626
185,000		Residential Capital Corp., 6.875%, due 06/30/15	193,195
935,655	#	Toll Road Investment, 18.770%, due 02/15/45	111,333

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.9% (continued)

$100,000	#	Twin Reefs Pass-Through Trust, 5.849%, due 12/10/49	$100,099
145,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	155,665
108,000	#, S	Wachovia Capital Trust V, 7.965%, due 06/01/27	114,588
			4,428,591

		Electric: 0.4%
85,000		DTE Energy Co., 6.450%, due 06/01/06	85,144
187,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	213,697
144,000	S	Entergy Gulf States, Inc., 5.120%, due 08/01/10	138,333
290,000	#	Orcal Geothermal, 6.210%, due 12/30/20	286,581
96,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	96,572
34,453	S	PPL Montana LLC, 8.903%, due 07/02/20	38,542
198,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	209,362
			1,068,231

		Foreign Government Bonds: 0.2%
600,000	@@	KAUP BANK, 6.600%, due 12/28/15	572,799
			572,799

		Healthcare — Services: 0.0%
91,000	S	WellPoint, Inc., 5.250%, due 01/15/16	87,920
			87,920

		Insurance: 0.1%
258,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	276,073
			276,073

		Media: 0.1%
73,000	L	Comcast Corp., 5.650%, due 06/15/35	63,834
191,000	#, L	News America, Inc., 6.400%, due 12/15/35	183,211
80,000		Time Warner, Inc., 6.125%, due 04/15/06	80,027
			327,072

		Oil & Gas: 0.2%
115,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	107,453
29,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	30,434
243,000	@@, #	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	250,047
68,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	65,773
101,000	@@, #, S	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	95,565
112,000	@@, #, S	Tengizchevroil, 6.124%, due 11/15/14	112,000
			661,272

		Pipelines: 0.2%
408,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	395,352
142,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	139,880
			535,232

		Real Estate: 0.1%
160,000	S	EOP Operating LP, 7.750%, due 11/15/07	165,458
			165,458

		Real Estate Investment Trust: 0.2%
136,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	131,740
38,000		Liberty Property LP, 6.375%, due 08/15/12	39,160
124,000	S	Liberty Property LP, 7.750%, due 04/15/09	131,245
119,000		Simon Property Group LP, 4.875%, due 03/18/10	116,139
219,000		Simon Property Group LP, 6.375%, due 11/15/07	222,255
			640,539

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.9% (continued)

		Retail: 0.0%
$157,000		May Department Stores Co., 3.950%, due 07/15/07	$153,767
			153,767

		Savings & Loans: 0.0%
125,000	S	Great Western Financial, 8.206%, due 02/01/27	132,278
			132,278

		Telecommunications: 0.2%
125,000	S	BellSouth Corp., 4.200%, due 09/15/09	120,032
240,000		SBC Communications, Inc., 5.750%, due 05/02/06	240,133
196,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	176,381
			536,546

		Transportation: 0.0%
98,000	@@, #, S	MISC Capital Ltd., 5.000%, due 07/01/09	96,710
			96,710
		Total Corporate Bonds/Notes
		(Cost $15,049,627)	14,809,813

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.4%

		Federal Home Loan Bank: 0.3%
580,000		4.750%, due 08/17/07	577,374
360,000		4.850%, due 02/06/08	358,683
			936,057

		Federal Home Loan Mortgage Corporation: 2.1%
371,000		3.875%, due 06/15/08	362,065
362,000		4.000%, due 08/17/07	356,806
548,330		4.500%, due 12/15/16	536,524
729,000	L	4.875%, due 02/17/09	725,555
472,087	S	5.000%, due 08/15/16	461,751
429,000		5.000%, due 05/15/20	410,523
662,000		5.150%, due 01/24/11	657,533
1,028,505		5.500%, due 11/15/18	1,028,446
91,000	W	5.500%, due 04/15/19	90,403
625,000	W	5.500%, due 04/01/33	610,351
274,000		5.875%, due 03/21/11	280,621
436,511	S	6.000%, due 01/15/29	440,264
127,399		6.000%, due 02/01/29	127,860
171,040		7.000%, due 11/01/31	176,308
			6,265,010

		Federal National Mortgage Association: 4.9%
750,000		3.875%, due 07/15/08	731,435
218,000	L	4.250%, due 09/15/07	215,474
763,000	W	4.500%, due 04/01/18	729,619
75,000	W	4.500%, due 04/15/35	69,188
726,000		4.625%, due 10/15/13	702,253
290,000		4.750%, due 08/10/07	288,694
272,773		4.811%, due 08/01/35	266,203
1,828,000	W	5.000%, due 04/15/21	1,782,300
5,240,000	W	5.000%, due 04/15/36	4,989,465
702,000		5.250%, due 08/01/12	695,808
267,400		5.500%, due 02/01/18	265,934
509,484		5.500%, due 11/01/33	498,682
1,644,000	W	5.500%, due 04/15/36	1,604,955
3,908		6.000%, due 03/01/17	3,964

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.4% (continued)

$71,000	W	6.000%, due 04/01/18	$71,954
115,456		6.000%, due 10/01/18	117,093
374,761		6.000%, due 12/01/18	380,122
298,191		6.000%, due 04/25/31	301,947
88,125		6.500%, due 02/01/28	90,383
229,040		6.500%, due 09/01/32	234,244
335,000		6.625%, due 11/15/10	355,278
105,381		7.000%, due 02/01/31	108,697
74,781		7.000%, due 06/01/31	77,134
8,954		7.000%, due 08/01/35	9,225
71,186		7.500%, due 09/01/31	74,398
			14,664,449

		Government National Mortgage Association: 0.1%
36,636		6.500%, due 01/15/29	38,053
96,059		6.500%, due 01/15/32	99,639
4,160		7.000%, due 12/15/27	4,345
6,791		7.000%, due 01/15/28	7,084
7,831		7.000%, due 01/15/28	8,169
46,389		7.000%, due 02/15/28	48,388
7,195		7.000%, due 02/15/28	7,505
49,561		7.000%, due 02/15/28	51,696
86,915		7.500%, due 12/15/23	91,441
			356,320

		Total U.S. Government Agency Obligations
		(Cost $22,559,905)	22,221,836

U.S. TREASURY OBLIGATIONS: 2.7%

		U.S. Treasury Bond: 0.6%
1,744,000	L	5.375%, due 02/15/31	1,836,378
44,000	L	6.000%, due 02/15/26	49,108
			1,885,486

		U.S. Treasury Note: 2.1%
994,000	L	4.500%, due 02/15/09	985,691
1,696,000	L	4.500%, due 02/15/16	1,650,023
2,995,000	L	4.500%, due 02/28/11	2,952,301
563,000	L	4.625%, due 02/29/08	560,911
			6,148,926

		Total U.S. Treasury Obligations
		(Cost $8,100,170)	8,034,412

ASSET-BACKED SECURITIES: 0.6%

		Automobile Asset Backed Securities: 0.2%
12,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	11,956
73,000		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	72,589
44,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	43,127
100,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	97,144
44,849		Household Automotive Trust, 2.310%, due 04/17/08	44,680
123,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	120,343
68,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	67,021
27,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	26,808
235,781		USAA Auto Owner Trust, 2.040%, due 02/16/10	233,476
			717,144

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 0.6% (continued)

		Credit Card Asset Backed Securities: 0.2%
$95,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$93,573
95,000		Capital One Master Trust, 4.900%, due 03/15/10	94,712
294,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	295,437
106,000		Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	104,956
11,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	11,206
64,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	65,358
			665,242

		Home Equity Asset Backed Securities: 0.1%
29,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,473
28,000	+	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	27,621
26,000	+	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	25,999
110,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	107,469
			189,562

		Other Asset Backed Securities: 0.1%
8,948		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	8,905
24,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	23,615
33,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	32,472
25,000	+	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	25,097
85,000	+	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	85,000
73,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	72,208
73,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	71,602
24,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	23,649
			342,548

		Total Asset-Backed Securities
		(Cost $1,942,847)	1,914,496

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.1%

		Commercial Mortgage Backed Securities: 1.3%
33,000		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	31,593
23,000		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,430
73,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	71,854
143,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	140,685
7,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,671
9,000		Capco America Securitization Corp., 6.460%, due 10/15/30	9,265
795,000	S	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	772,565
68,000		CS First Boston Mortgage Securities Corp., 7.546%, due 04/15/62	73,801
380,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	387,673
220,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	226,308
905,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	953,397
189,182		Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	183,895
10,000		Ge Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,722
87,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	83,501
51,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	48,909
57,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	54,991
10,000		LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,648
10,000		LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,568
6,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,884
244,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	250,115
232,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	248,323
180,000		Morgan Stanley Capital I, 4.827%, due 06/12/47	174,185
			3,774,983

		Whole Loan Collateral CMO: 4.8%
127,056		Banc of America Mortgage Securities, 5.250%, due 11/25/19	124,553
408,342		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	400,944
420,212	S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	414,180

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.1% (continued)

$218,788		GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	$211,627
91,128	#	GSMPS Mortgage Loan Trust, 5.168%, due 01/25/35	91,535
2,929,276	S	Master Asset Securitization Trust, 5.178%, due 07/25/35	2,916,460
347,166		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	341,805
890,513	S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	863,520
2,991,364	S	Residential Accredit Loans, Inc., 5.148%, due 02/25/46	2,996,599
3,011,306	S	Residential Accredit Loans, Inc., 5.238%, due 02/25/46	3,015,492
264,084		Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	265,855
180,833		Thornburg Mortgage Securities Trust, 5.188%, due 09/25/34	181,736
694,820		Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	690,252
1,220,934	S	Washington Mutual, Inc., 5.627%, due 01/25/36	1,207,151
635,066		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	625,143
			14,346,852

		Whole Loan Collateral Support CMO: 0.0%
97,867		Banc of America Mortgage Securities, 5.500%, due 11/25/33	95,369
			95,369

		Total Collaterlized Mortgage Obligations
		(Cost $18,475,400)	18,217,204

MUNICIPAL BONDS: 0.1%

		Municipal: 0.1%
35,000		City of New York NY, 5.000%, due 04/01/35	35,891
65,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	61,793
60,000	S	Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	56,761

		Total Municipal Bonds
		(Cost $160,812)	154,445

		Total Long-Term Investments
		(Cost $264,949,061)	295,986,228

SHORT-TERM INVESTMENTS: 19.8%

		Commercial Paper: 3.3%
1,000,000		Abbott Laboratories, 5.625%, due 07/01/06	1,001,479
2,900,000		American Express Bank FSB/Salt Lake City UT, 4.778%, due 01/26/07	2,900,377
2,900,000		Concord, 4.710%, Due 4/11/06	2,895,835
3,000,000		Crown Point, 4.740%, Due 4/13/06	2,994,876

		Total Municipal Bonds
		(Cost $9,793,610)	9,792,567

		Repurchase Agreement 2.0%
6,092,000	S

Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $6,094,437 to be received upon repurchase (Collateralized by $6,345,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $6,238,977, due 03/08/12)

			6,092,000

		Total Repurchase Agreements
		(Cost $6,092,000)	6,092,000

		Securities Lending CollateralCC: 14.5%
43,549,478		The Bank of New York Institutional Cash Reserves Fund	43,549,478

		Total Securities Lending Collateral
		(Cost $43,549,478)	43,549,478

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2006 (Unaudited)(continued)

		Value

Total Short-Term Investments
(Cost $59,435,088)		$59,434,045

Total Investments in Securities
(Cost $324,384,149)*	118.6%	$355,420,273
Other Assets and Liabilities—Net	(18.6)	(55,766,002)
Net Assets	100.0%	$299,654,271

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $327,430,254.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$30,657,132
	Gross Unrealized Depreciation	(2,667,113)
	Net Unrealized Appreciation	$27,990,019

Information concerning open futures contracts for the ING VP Strategic Allocation Balanced Portfolio at March 31, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)
90 Day EURO Future	47	$11,368,200	09/18/06	$(16,340)
U.S. 10 Year Treasury Note	12	1,276,688	06/21/06	(15,810)
U.S. 30 Year Treasury Bond	14	1,528,188	06/21/06	(52,460)
S&P Mid 400 EMINI	2	159,680	06/16/06	(250)
		$14,332,756		$(84,860)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)
EURO-Bond Future	47	11,138,413	03/19/07	21,032
U.S. 2 Year Treasury Note	4	815,438	06/30/06	11,186
U.S. 2 Year Treasury Note	19	1,984,313	06/30/06	42
		$13,938,164		$32,260

Information concerning the Interest Rate Swap Agreement outstanding for the ING VP Strategic Allocation Balanced Portfolio at March 31, 2006 is shown below:

	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 5.086% and pay a floating rate based on the 3-month LIBOR.	02/15/11	$10,000,000	$86,370
Counterparty: Citigroup, Inc.
			$86,370

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 91.4%

		Advertising: 0.1%
8,400		Harte-Hanks, Inc.	$229,740
			229,740

		Aerospace/Defense: 2.0%
3,980	@, L	Armor Holdings, Inc.	231,994
24,800		Boeing Co.	1,932,664
4,785		Kaman Corp.	120,391
15,750	L	Lockheed Martin Corp.	1,183,298
22,743		Raytheon Co.	1,042,539
11,200		Rockwell Collins, Inc.	631,120
5,115	@	Teledyne Technologies, Inc.	182,094
13,200		United Technologies Corp.	765,204
			6,089,304

		Agriculture: 2.1%
27,050		Altria Group, Inc.	1,916,763
31,100		Archer-Daniels-Midland Co.	1,046,515
24,843	@@	British American Tobacco PLC	600,027
190	@@	Japan Tobacco, Inc.	666,984
13,200		Monsanto Co.	1,118,700
5,500	L	Reynolds America, Inc.	580,250
28,000	@@	Swedish Match AB	382,191
			6,311,430

		Airlines: 0.5%
14,100	@, L	Airtran Holdings, Inc.	255,351
7,516	@, L	Mesa Air Group, Inc.	85,983
7,405		Skywest, Inc.	216,744
46,000		Southwest Airlines Co.	827,540
			1,385,618

		Apparel: 0.5%
22,000	@	Coach, Inc.	760,760
5,150	@	Gymboree Corp.	134,106
4,472		K-Swiss, Inc.	134,786
1,490		Phillips-Van Heusen	56,933
6,100		Polo Ralph Lauren Corp.	369,721
			1,456,306

		Auto Manufacturers: 0.7%
11,294	@@	DaimlerChrysler AG	647,208
100,100	L	Ford Motor Co.	796,796
3,078		Oshkosh Truck Corp.	191,575
9,400	@@	Volvo AB	439,867
			2,075,446

		Auto Parts & Equipment: 0.4%
12,000		ArvinMeritor, Inc.	178,920
5,900	L	Modine Manufacturing Co.	174,050
12,600	@@	NOK Corp.	337,850
31,500	@@	Sumitomo Rubber Industries, Inc.	409,941
			1,100,761

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Banks: 6.7%
106,918	@@	Banca Intesa S.p.A.	$636,328
60,300		Bank of America Corp.	2,746,062
6,100		Bank of Hawaii Corp.	325,191
27,700	@@	Bank of Ireland	511,883
2,500	@@	Bank of Ireland	46,345
9,000	@@	BNP Paribas	831,753
10,500		Comerica, Inc.	608,685
15,900	@@	Commerzbank AG	630,738
43,000	@@	DBS Group Holdings Ltd.	432,811
5,322	@@	Deutsche Bank AG	605,933
2,331		East-West Bancorp, Inc.	89,860
9,360		Fremont General Corp.	201,802
54,465	@@	HBOS PLC	906,710
10,900	@@, L	ICICI Bank Ltd. ADR	301,712
7,500	@@	KBC Bancassurance Holding	802,435
23,600		Keycorp	868,480
57	@@	Mitsubishi Tokyo Financial Group, Inc.	864,706
84	@@	Mizuho Financial Group, Inc.	685,377
27,600	@@	National Australia Bank Ltd.	740,160
28,300		National City Corp.	987,670
4,330	@@	OTP Bank Rt GDR	300,069
14,908		PNC Financial Services Group, Inc.	1,003,457
31,625	@@	Royal Bank of Scotland Group PLC	1,026,602
44,000	@@	Sumitomo Trust & Banking Co., Ltd.	507,796
9,940	@@	UBS AG	1,089,716
6,600		Umpqua Holdings Corp.	188,100
23,150		US BanCorp.	706,075
21,100		Wachovia Corp.	1,182,655
2,700		Whitney Holding Corp.	95,742
7,740		Wilmington Trust Corp.	335,529
			20,260,382

		Beverages: 1.9%
55,900		Coca-Cola Co.	2,340,533
8,100		Pepsi Bottling Group, Inc.	246,159
9,900		PepsiAmericas, Inc.	242,055
43,300		PepsiCo, Inc.	2,502,307
25,921	@@	SABMiller PLC	509,839
			5,840,893

		Biotechnology: 0.4%
15,750	@	Amgen, Inc.	1,145,813
8,400	@	Regeneron Pharmaceuticals, Inc.	139,692
			1,285,505

		Building Materials: 0.5%
3,070	@, L	Drew Industries, Inc.	109,139
4,900	@@	Lafarge SA	554,098
2,400	L	Lennox International, Inc.	71,664
4,200		Martin Marietta Materials, Inc.	449,526
2,710	L	Universal Forest Products, Inc.	172,058
			1,356,485

		Chemicals: 1.6%
7,700		Airgas, Inc.	300,993
12,350		Dow Chemical Co.	501,410
11,900		EI Du Pont de Nemours & Co.	502,299

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

7,400		Lubrizol Corp.	$317,090
19,310	L	Lyondell Chemical Co.	384,269
1,860		Penford Corp.	29,909
10,700		PPG Industries, Inc.	677,845
9,400		Rohm & Haas Co.	459,378
5,600	L	Schulman A, Inc.	138,600
70,000	@@	Sumitomo Chemical Co., Ltd.	567,886
1,472	@	Tronox, Inc.	25,009
4,400	@@	Umicore	607,932
11,400		Valspar Corp.	317,718
			4,830,338

		Coal: 0.2%
3,300	L	Massey Energy Co.	119,031
9,500		Peabody Energy Corp.	478,895
			597,926

		Commercial Services: 1.4%
3,470		Administaff, Inc.	188,629
10,000	@, L	Career Education Corp.	377,300
2,460	@, L	Consolidated Graphics, Inc.	128,215
4,100		Corporate Executive Board Co.	413,690
1,060		CPI Corp.	21,624
7,615	@	Education Management Corp.	316,784
8,300		Equifax, Inc.	309,092
5,800	L	Healthcare Services Group	123,888
7,600	@, L	Korn/Ferry Intl.	154,964
8,100		Manpower, Inc.	463,158
16,750		McKesson Corp.	873,178
10,600		Pharmaceutical Product Development, Inc.	366,866
2,075	L	Pre-Paid Legal Services, Inc.	73,621
111,300	@@	Rentokil Initial PLC	300,501
12,560	@	Spherion Corp.	130,624
1,960	@, L	Vertrue, Inc.	81,928
			4,324,062

		Computers: 3.7%
10,800	@	Apple Computer, Inc.	677,376
1,235	@, L	CACI International, Inc.	81,201
10,199	@	Cadence Design Systems, Inc.	188,580
15,100	@	Ceridian Corp.	384,295
4,975	@	Cognizant Technology Solutions Corp.	295,963
30,550	@	Dell, Inc.	909,168
1,470		Factset Research Systems, Inc.	65,195
75,150		Hewlett-Packard Co.	2,472,435
37,400		International Business Machines Corp.	3,084,378
4,030	@, L	Komag, Inc.	191,828
5,790	@, L	Manhattan Associates, Inc.	127,380
4,759	@, L	Micros Systems, Inc.	219,247
3,805	L	MTS Systems Corp.	159,163
8,500		Reynolds & Reynolds Co.	241,400
13,220	@, L	Sandisk Corp.	760,414
5,100	@, L	Synaptics, Inc.	112,149
16,020	@, L	Synopsys, Inc.	358,047
13,334	@@	Tietoenator OYJ	519,088
7,782	@, L	Western Digital Corp.	151,204
			10,998,511

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Cosmetics/Personal Care: 1.3%
70,250		Procter & Gamble Co.	$4,047,805
			4,047,805

		Distribution/Wholesale: 0.5%
6,580	@, L	Brightpoint, Inc.	204,375
4,312	L	Building Materials Holding Corp.	153,680
2,085		SCP Pool Corp.	97,807
49,000	@@	Sumitomo Corp.	696,668
4,060	@, L	United Stationers, Inc.	215,586
			1,368,116

		Diversified Financial Services: 5.6%
15,800		American Express Co.	830,290
13,200	@, L	AmeriCredit Corp.	405,636
12,700		CIT Group, Inc.	679,704
64,800		Citigroup, Inc.	3,060,504
12,600		Fannie Mae	647,640
13,000		Goldman Sachs Group, Inc.	2,040,480
112,000	@@	Hong Kong Exchanges and Clearing Ltd.	674,650
8,000		IndyMac Bancorp, Inc.	327,440
1,700	@	Investment Technology Group, Inc.	84,660
44,600		JPMorgan Chase & Co.	1,857,144
66	@@	Kenedix, Inc.	349,502
4,352	L	Legg Mason, Inc.	545,436
9,900		Lehman Brothers Holdings, Inc.	1,430,847
11,950	L	Merrill Lynch & Co., Inc.	941,182
31,550		Morgan Stanley	1,981,971
36,000	@@	Nippon Shinpan Co., Ltd.	379,406
3,050	@, L	Portfolio Recovery Associates, Inc.	142,832
1,940	@@	SFCG Co,. Ltd.	438,266
			16,817,590

		Electric: 1.8%
13,900		Alliant Energy Corp.	437,433
7,900	L	Black Hills Corp.	268,600
23,000	L	Duke Energy Corp.	670,450
21,400	@@	Fortum OYJ	538,199
7,000	@@	RWE AG	607,582
5,435		SCANA Corp.	213,269
30,300	@	Sierra Pacific Resources	418,443
42,800		TXU Corp.	1,915,728
5,600	L	Wisconsin Energy Corp.	223,944
			5,293,648

		Electrical Components & Equipment: 0.2%
4,650	@, L	Greatbatch, Inc.	101,882
34,000	@@	Sumitomo Electric Industries Ltd.	537,261
			639,143

		Electronics: 1.6%
24,100	@	Agilent Technologies, Inc.	904,955
3,200		Amphenol Corp.	166,976
12,074	@	Arrow Electronics, Inc.	389,628
2,090		Brady Corp.	78,291
5,140	@, L	Coherent, Inc.	180,465
4,720	@, L	Cymer, Inc.	214,477
5,600	@	Electro Scientific Industries, Inc.	123,928
2,905	@, L	Flir Systems, Inc.	82,531
12,800	@@	Hoya Corp.	514,157

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

1,100	@, L	Itron, Inc.	$65,835
11,100	@	Jabil Circuit, Inc.	475,746
24,300	@@	Koninklijke Philips Electronics NV	816,788
4,300		Park Electrochemical Corp.	126,850
3,100	@, L	Planar Systems, Inc.	52,452
6,800	@, L	Plexus Corp.	255,476
3,300	@	SBS Technologies, Inc.	53,460
56,600	@, L	Solectron Corp.	226,400
2,270	@, L	Trimble Navigation Ltd.	102,264
			4,830,679

		Engineering & Construction: 0.6%
8,500	@@	Bouygues	449,610
2,100	@	Jacobs Engineering Group, Inc.	182,154
3,410		The Shaw Group, Inc.	103,664
89,000	@@	Taisei Corp.	425,538
1,870	@, L	URS Corp.	75,268
4,400	@@	Vinci SA	432,346
			1,668,580

		Entertainment: 0.6%
49,885	@@	Aristocrat Leisure Ltd.	489,301
4,300		GTECH Holdings Corp.	146,415
75,800	@@	Hilton Group PLC	510,839
21,100		International Game Technology	743,142
1,600	@	Pinnacle Entertainment, Inc.	45,072
			1,934,769

		Environmental Control: 0.1%
4,410		Republic Services, Inc.	187,469
			187,469

		Food: 1.5%
3,900	L	American Italian Pasta Co.	24,414
3,075	L	Corn Products International, Inc.	90,928
4,800	@	Dean Foods Co.	186,384
2,115		Flowers Foods, Inc.	62,816
19,129		General Mills, Inc.	969,458
9,249		Hormel Foods Corp.	312,616
2,830	L	J&J Snack Foods Corp.	95,060
5,820	@, L	Performance Food Group Co.	181,526
28,800		Safeway, Inc.	723,456
8,755	L	Supervalu, Inc.	269,829
126,262	@@	Tesco PLC	721,794
78,700	@@	Unilever PLC	802,223
			4,440,504

		Forest Products & Paper: 0.1%
8,500		Louisiana-Pacific Corp.	231,200
			231,200

		Gas: 1.1%
106,400	@@	Centrica PLC	517,931
6,710		Energen Corp.	234,850
9,000	L	New Jersey Resources Corp.	407,250
106,000	@@	Osaka Gas Co. Ltd.	384,723
31,607		Sempra Energy	1,468,461
9,740		UGI Corp.	205,222
			3,218,437

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Hand/Machine Tools: 0.1%
4,800	L	Black & Decker Corp.	$417,072
			417,072

		Healthcare — Products: 2.1%
14,300		Becton Dickinson & Co.	880,594
12,300	@	Cytyc Corp.	346,614
7,608		Dentsply International, Inc.	442,405
7,500	@	Edwards Lifesciences Corp.	326,250
3,700	@	Haemonetics Corp.	187,849
8,700	@	Henry Schein, Inc.	416,382
5,140	@, L	Hologic, Inc.	284,499
1,457	@	Idexx Laboratories, Inc.	125,827
38,650		Johnson & Johnson	2,288,853
1,600		Mentor Corp.	72,496
3,600	@	Osteotech, Inc.	15,768
3,700	@	Possis Medical, Inc.	37,592
3,050	@, L	Resmed, Inc.	134,139
7,486	@	Respironics, Inc.	291,280
10,300		Steris Corp.	254,204
4,700	@, L	Varian Medical Systems, Inc.	263,952
1,148		Vital Signs, Inc.	63,060
			6,431,764

		Healthcare — Services: 2.9%
24,000		Aetna, Inc.	1,179,360
26,700	@, @@	Capio AB	498,035
10,350	@	Coventry Health Care, Inc.	558,693
5,400	@@	Fresenius Medical Care AG	643,452
10,100	@	Health Net, Inc.	513,282
10,400	@	Humana, Inc.	547,560
9,980	@, L	Lincare Holdings, Inc.	388,821
6,755	@, L	Odyssey HealthCare, Inc.	116,254
2,720	@	Pediatrix Medical Group, Inc.	279,181
5,900	@, L	Sierra Health Services	240,130
39,100		UnitedHealth Group, Inc.	2,184,126
21,400	@	WellPoint, Inc.	1,657,002
			8,805,896

		Home Builders: 0.1%
440	@, L	NVR, Inc.	325,138
			325,138

		Home Furnishings: 0.1%
1,300		Ethan Allen Interiors, Inc.	54,626
8,700	L	Furniture Brands International, Inc.	213,237
8,300	L	La-Z-Boy, Inc.	141,100
			408,963

		Household Products/Wares: 0.2%
3,700	@@	Henkel KGaA	432,097
12,160	@	Playtex Products, Inc.	127,315
			559,412

		Housewares: 0.1%
5,070		Toro Co.	242,093
			242,093

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Insurance: 5.1%
6,555		American Financial Group, Inc.	$272,754
5,000		AmerUs Group Co.	301,200
20,300		AON Corp.	842,653
346,000	@, @@	China Life Insurance Co. Ltd.	438,630
10,200		Chubb Corp.	973,488
6,800		Cigna Corp.	888,216
3,900		Delphi Financial Group	201,357
2,255	@@	Everest Re Group Ltd.	210,549
6,273		Fidelity National Financial, Inc.	222,880
9,900		First American Corp.	387,684
11,400		HCC Insurance Holdings, Inc.	396,720
3,810	L	Infinity Property & Casualty Corp.	159,029
2,705	L	Landamerica Financial Group, Inc.	183,534
11,100		Lincoln National Corp.	605,949
28,000	L	Metlife, Inc.	1,354,360
3,579	@@	Muenchener Rueckversicherungs AG	505,914
8,900		Ohio Casualty Corp.	282,130
8,230		Old Republic International Corp.	179,579
6,575	@	Philadelphia Consolidated Holding Co.	224,471
17,084		Principal Financial Group	833,699
7,600		Protective Life Corp.	378,024
18,528		Prudential Financial, Inc.	1,404,608
34,800	@@	QBE Insurance Group Ltd.	542,076
7,700	L	Radian Group, Inc.	463,925
3,290		RLI Corp.	188,517
8,900		Safeco Corp.	446,869
3,665	L	Selective Insurance Group	194,245
3,275	L	Stewart Information Services Corp.	154,187
36,400	@@	Storebrand	404,681
3,745		UICI	138,528
6,000		Unitrin, Inc.	279,060
9,257		WR Berkley Corp.	537,461
4,372		Zenith National Insurance Corp.	210,424
2,350	@, @@	Zurich Financial Services AG	548,799
			15,356,200

		Internet: 0.5%
18,800	@, L	Amazon.com, Inc.	686,388
3,300	@, L	Checkfree Corp.	166,650
5,500	@	Infospace, Inc.	153,725
6,700	@, L	Internet Security Systems	160,666
16,780	@	McAfee, Inc.	408,257
			1,575,686

		Iron/Steel: 0.8%
83,900	@@	BlueScope Steel Ltd.	429,471
2,670	L	Cleveland-Cliffs, Inc.	232,610
8,800		Nucor Corp.	922,152
3,120		Reliance Steel & Aluminum Co.	293,030
2,300		Steel Technologies, Inc.	55,890
96,000	@@	Sumitomo Metal Industries Ltd.	411,226
			2,344,379

		Leisure Time: 0.4%
5,500	@, L	Multimedia Games, Inc.	81,840
1,625		Polaris Industries, Inc.	88,660
7,000	@@	Sankyo Co. Ltd.	479,100
18,200	@@	Yamaha Motor Co., Ltd.	448,980
			1,098,580

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Machinery — Construction & Mining: 0.4%
8,700		Caterpillar, Inc.	$624,747
10,540	L	JLG Industries, Inc.	324,527
4,350		Joy Global, Inc.	260,000
			1,209,274

		Machinery — Diversified: 0.3%
3,975		Applied Industrial Technologies, Inc.	177,285
2,100	L	Briggs & Stratton Corp.	74,277
1,980		Cognex Corp.	58,687
2,095	L	IDEX Corp.	109,296
2,400		Lindsay Manufacturing Co.	65,016
1,240		Manitowoc Co.	113,026
5,100		Nordson Corp.	254,286
			851,873

		Media: 1.3%
5,397	@@	Lagardere SCA	419,727
17,800		McGraw-Hill Cos, Inc.	1,025,636
37,100	@@	Mediaset S.p.A.	436,244
29,800		News Corp., Inc.	494,978
9,425	@	Viacom, Inc.	365,690
14,467	@@	Vivendi Universal SA	493,782
23,500	L	Walt Disney Co.	655,415
150		Washington Post	116,513
			4,007,985

		Metal Fabricate/Hardware: 0.4%
2,080		AM Castle & Co.	61,360
6,060		Commercial Metals Co.	324,149
4,690	L	Kaydon Corp.	189,288
4,760		Precision Castparts Corp.	282,744
3,428		Quanex Corp.	228,408
3,260		Valmont Industries, Inc.	137,050
			1,222,999

		Mining: 0.8%
11,300		Alcoa, Inc.	345,328
47,862	@@	BHP Billiton Ltd.	948,638
12,000		Freeport-McMoRan Copper & Gold, Inc.	717,240
5,800		Newmont Mining Corp.	300,962
			2,312,168

		Miscellaneous Manufacturing: 2.5%
9,700		3M Co.	734,193
5,570		Acuity Brands, Inc.	222,800
3,520	L	AO Smith Corp.	185,856
4,097		Aptargroup, Inc.	226,359
7,100		Crane Co.	291,171
4,390	@, L	EnPro Industries, Inc.	150,577
135,450		General Electric Co.	4,710,951
7,800		Parker Hannifin Corp.	628,758
900		Roper Industries, Inc.	43,767
4,903		Teleflex, Inc.	351,202
			7,545,634

		Office Furnishings: 0.1%
9,278		Herman Miller, Inc.	300,700
			300,700

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Oil & Gas: 7.3%
28,902	L	ChevronTexaco Corp.	$1,675,449
7,990	L	Cimarex Energy Co.	345,647
37,500	L	ConocoPhillips	2,368,125
24,500	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	696,659
2,600		ENSCO International, Inc.	133,770
112,300		Exxon Mobil Corp.	6,834,578
5,630		Frontier Oil Corp.	334,141
5,640		Helmerich & Payne, Inc.	393,785
7,300		Kerr-McGee Corp.	697,004
14,000		Noble Energy, Inc.	614,880
3,560	@@	Norsk Hydro ASA	491,787
15,800		Occidental Petroleum Corp.	1,463,870
3,100	@@, L	Petroleo Brasileiro SA ADR	268,677
7,000		Pogo Producing Co.	351,750
38,487	@@	Royal Dutch Shell PLC	1,250,763
6,400	L	St. Mary Land & Exploration Co.	261,312
8,700		Sunoco, Inc.	674,859
4,642	@, L	Swift Energy Co.	173,889
4,100	@@	Total SA	1,079,380
5,080	@	Unit Corp.	283,210
24,200		Valero Energy Corp.	1,446,676
			21,840,211

		Oil & Gas Services: 0.9%
10,700	@	Cooper Cameron Corp.	471,656
3,300	@, L	Helix Energy Solutions	125,070
10,550	@, @@	Petroleum Geo-Services ASA	489,756
7,500		Schlumberger Ltd.	949,275
6,800	L	Tidewater, Inc.	375,564
4,700	@, L	Veritas DGC, Inc.	213,333
			2,624,654

		Packaging & Containers: 0.0%
3,300		Sonoco Products Co.	111,771
			111,771

		Pharmaceuticals: 4.7%
19,800		Abbott Laboratories	840,906
6,410	L	Alpharma, Inc.	171,916
13,300	L	AmerisourceBergen Corp.	641,991
17,400		Cardinal Health, Inc.	1,296,648
2,100	@, L	Cephalon, Inc.	126,525
8,800	@, L	Express Scripts, Inc.	773,520
48,900	@@	GlaxoSmithKline PLC	1,276,299
10,300	@	Hospira, Inc.	406,438
17,100	@	King Pharmaceuticals, Inc.	294,975
7,000		Medicis Pharmaceutical	228,200
61,100		Merck & Co., Inc.	2,152,553
3,900	@@	Merck KGaA	370,110
4,300		Omnicare, Inc.	236,457
95,550		Pfizer, Inc.	2,381,106
7,630	@@	Roche Holding AG	1,131,144
3,800	@, L	Sepracor, Inc.	185,478
12,100	@@	Takeda Chemical Industries Ltd.	686,614
6,780	@	Theragenics Corp.	21,425
17,200		Wyeth	834,544
			14,056,849

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Pipelines: 0.2%
5,800		Equitable Resources, Inc.	$211,758
4,120	L	Questar Corp.	288,606
			500,364

		Real Estate: 0.3%
43,000	@@	Cheung Kong Holdings Ltd.	455,105
14,300	@@	Leopalace21 Corp.	532,911
			988,016

		Real Estate Investment Trust: 0.2%
3,890		Developers Diversified Realty Corp.	212,978
1,080		Essex Property Trust, Inc.	117,428
1,230		Kilroy Realty Corp.	95,030
2,500	L	Macerich Co.	184,875
2,400		New Century Financial Corp.	110,448
			720,759

		Retail: 8.2%
8,200	@, L	99 Cents Only Stores	111,192
2,995		Abercrombie & Fitch Co.	174,609
3,650		Advance Auto Parts	151,986
12,740		American Eagle Outfitters	380,416
8,300	@	AnnTaylor Stores Corp.	305,357
6,555		Barnes & Noble, Inc.	303,169
18,600		Best Buy Co., Inc.	1,040,298
8,600		Brinker International, Inc.	363,350
2,700		Brown Shoe Co., Inc.	141,696
2,870		Burlington Coat Factory Warehouse Corp.	130,442
4,610	@, L	CEC Entertainment, Inc.	154,988
13,670	@, L	Chico’s FAS, Inc.	555,549
3,047	@, L	Childrens Place	176,421
5,900		Christopher & Banks Corp.	136,939
9,400		Circuit City Stores, Inc.	230,112
10,065		Claire’s Stores, Inc.	365,460
21,200		Costco Wholesale Corp.	1,148,192
8,050		Darden Restaurants, Inc.	330,292
11,900	@	Dollar Tree Stores, Inc.	329,273
7,000	@@	Don Quijote Co., Ltd.	528,271
3,490	@, L	Dress Barn, Inc.	167,346
35,100		Gap, Inc.	655,668
4,703	@, L	Hibbett Sporting Goods, Inc.	155,152
54,800		Home Depot, Inc.	2,318,040
2,750		IHOP Corp.	131,835
4,300	@, L	Jack in the Box, Inc.	187,050
13,850		JC Penney Co., Inc.	836,679
94,107	@@	Kingfisher PLC	390,243
3,410	L	Landry’s Restaurants, Inc.	120,475
4,020		Longs Drug Stores Corp.	186,046
24,150		Lowe’s Cos., Inc.	1,556,226
43,100		McDonald’s Corp.	1,480,916
5,647		Men’s Wearhouse, Inc.	202,953
4,610		Michaels Stores, Inc.	173,244
13,200		Nordstrom, Inc.	517,176
10,700	@, L	O’Reilly Automotive, Inc.	391,192
18,700	@	Office Depot, Inc.	696,388
3,080	@, L	Panera Bread Co.	231,554
4,238	@, L	Papa John’s International, Inc.	139,049
10,540	@, L	Payless Shoesource, Inc.	241,261

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

2,999	@@	Pinault-Printemps-Redoute	$361,112
5,000	@, L	Rare Hospitality International, Inc.	174,150
13,800	L	Ross Stores, Inc.	402,822
4,487	@, L	Select Comfort Corp.	177,461
4,716		Sonic Automotive, Inc.	130,916
2,345	@, L	Sonic Corp.	82,380
37,900		Staples, Inc.	967,208
31,400	@	Starbucks Corp.	1,181,896
31,000	@@	Takashimaya Co. Ltd.	472,363
10,750		Target Corp.	559,108
4,675	@, L	Too, Inc.	160,586
1,280	@, L	Tractor Supply Co.	84,915
32,400		Wal-Mart Stores, Inc.	1,530,576
7,100	L	Wendy’s International, Inc.	440,626
3,900	L	Williams-Sonoma, Inc.	165,360
			24,727,984

		Savings & Loans: 0.2%
2,800	@, L	FirstFed Financial Corp.	167,468
11,900		Washington Federal, Inc.	287,980
			455,448

		Semiconductors: 2.6%
22,600		Analog Devices, Inc.	865,354
7,480	@	Exar Corp.	106,814
26,300	@	Freescale Semiconductor, Inc.	730,351
77,250		Intel Corp.	1,494,788
11,690	@	Lam Research Corp.	502,670
24,300	@	LSI Logic Corp.	280,908
14,000	@, L	MEMC Electronic Materials, Inc.	516,880
11,800	@, L	Micrel, Inc.	174,876
16,590		Microchip Technology, Inc.	602,217
2,690	@, L	Microsemi Corp.	78,306
21,900		National Semiconductor Corp.	609,696
5,540	@, L	Pericom Semiconductor Corp.	54,624
52,700		Texas Instruments, Inc.	1,711,169
2,385	@, L	Varian Semiconductor Equipment Associates, Inc.	66,971
			7,795,624

		Software: 3.4%
2,850	@, L	Advent Software, Inc.	80,997
4,255	@, L	Ansys, Inc.	230,408
14,700	@	Autodesk, Inc.	566,244
15,800	@	BMC Software, Inc.	342,228
2,680	@, L	Cerner Corp.	127,166
25,200	@	Compuware Corp.	197,316
6,092	@	D&B Corp.	467,135
6,288	@, L	Filenet Corp.	169,902
6,370		Global Payments, Inc.	337,674
6,982	@	Hyperion Solutions Corp.	227,613
11,300	@, L	Intuit, Inc.	601,047
179,850		Microsoft Corp.	4,893,719
10,800	L	MoneyGram International, Inc.	331,776
3,200	@@	Nomura Research Institute Ltd.	390,352
27,400	@	Novell, Inc.	210,432
49,000	@	Oracle Corp.	670,810
3,425	@	SPSS, Inc.	108,436
12,800	@, L	Sybase, Inc.	270,336
			10,223,591

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 91.4% (continued)

		Telecommunications: 5.1%
32,944	@, @@	Alcatel SA	$505,790
1,460	@, L	Anixter International, Inc.	69,759
63,000	L	AT&T, Inc.	1,703,520
76,100		BellSouth Corp.	2,636,865
145,900	@	Cisco Systems, Inc.	3,161,640
1,115	L	Commonwealth Telephone Enterprises, Inc.	38,412
39,200	@@	Deutsche Telekom AG	658,978
18,910	@@	Elisa Corp.	373,861
4,807		Harris Corp.	227,323
3,700	@	Intrado, Inc.	96,126
79,000		Motorola, Inc.	1,809,890
88	@@	Nippon Telegraph & Telephone Corp.	375,564
7,200	@@	Orascom Telecom Holding SAE GDR	395,496
20,950	L	Qualcomm, Inc.	1,060,280
203,000	@@	Telefonaktiebolaget LM Ericsson	766,353
20,300	@@	Telekom Austria AG	477,213
13,700	@@	Telekomunikasi Indonesia Tbk PT ADR	415,247
1,850		Telephone & Data Systems, Inc.	72,964
277,400	@@	Vodafone Group PLC	577,771
			15,423,052

		Textiles: 0.1%
1,800	@, L	Mohawk Industries, Inc.	145,296
			145,296

		Toys/Games/Hobbies: 0.1%
11,551		Hasbro, Inc.	243,726
4,700	@, L	Jakks Pacific, Inc.	125,678
			369,404

		Transportation: 2.0%
3,930		Arkansas Best Corp.	153,742
13,220		CH Robinson Worldwide, Inc.	648,970
23,800	@@	Deutsche Post AG	594,581
110	@@	East Japan Railway Co.	812,714
4,600	@	EGL, Inc.	207,000
3,800	L	Expeditors International Washington, Inc.	328,282
74,000	@@	Kawasaki Kisen Kaisha Ltd.	435,611
6,263		Landstar System, Inc.	276,324
20,209		Norfolk Southern Corp.	1,092,701
4,785		Overseas Shipholding Group	229,345
14,100	L	United Parcel Service, Inc.	1,119,258
			5,898,528

		Water: 0.2%
11,659	@@	Veolia Environnement	645,119
			645,119

		Total Common Stock
		(Cost $234,293,009)	274,363,133

PREFERRED STOCK: 0.1%

		Banks: 0.0%
14		DG Funding Trust	148,531
			148,531

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.1% (continued)

		Diversified Financial Services: 0.0%
1,500	C	National Rural Utilities Cooperative Finance Corp.	$35,310
			35,310

		Insurance: 0.1%
1,000	@@	Aegon NV	25,600
5,100	C	Metlife, Inc.	130,458
			156,058

		Total Preferred Stock
		(Cost $343,449)	339,899

RIGHTS: 0.0%

		Engineering & Construction: 0.0%
4,400	@, @@	Vinci SA	9,425

		Total Rights
		(Cost $-)	9,425

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.3%

		Banks: 0.7%
$290,000		American Express Centurion Bank, 4.866%, due 07/19/07	$290,461
110,000	@@	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	95,264
58,000	@@, #, S	Banco Santander Chile SA, 5.220%, due 12/09/09	58,084
44,000	@@, S	Banco Santander Chile SA, 7.375%, due 07/18/12	47,669
50,000	@@	Bank of Ireland, 5.180%, due 12/29/49	43,823
40,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	33,705
20,000	@@	Bank of Scotland, 4.813%, due 11/30/49	17,300
29,000		BankAmerica Capital II, 8.000%, due 12/15/26	30,571
20,000	@@	Barclays Bank PLC, 4.938%, due 12/31/49	17,744
40,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	38,391
60,000	@@	BNP Paribas, 5.185%, due 09/29/49	51,755
27,000		Chase Capital I, 7.670%, due 12/01/26	28,326
57,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	54,192
37,000	@@, S	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	35,249
32,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	32,182
40,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	33,700
63,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	73,708
125,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	120,908
140,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	117,600
70,000	@@	HSBC Bank PLC, 5.000%, due 06/29/49	60,550
80,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	68,959
47,000		Mellon Capital I, 7.720%, due 12/01/26	49,397
40,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	42,623
50,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	43,176
10,000	@@	National Westminster Bank Plc, 5.000%, due 11/29/49	8,477
30,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	28,410
56,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	54,440
150,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	129,279
50,000	@@	Societe Generale, 4.656%, due 11/29/49	43,298
150,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	124,125
10,000	@@	Standard Chartered PLC, 4.900%, due 01/29/49	8,250
110,000	@@	Standard Chartered PLC, 5.188%, due 07/29/49	91,300
33,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	34,267

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.3% (continued)

$128,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	$125,890
50,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	42,564
40,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	37,975
			2,213,612

		Beverages: 0.0%
71,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	82,005
37,000	@@, S	Diageo Capital PLC, 4.691%, due 04/20/07	37,039
			119,044

		Chemicals: 0.1%
70,000		Dow Chemical, 8.625%, due 04/01/06	70,006
15,000	@@, #,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	15,123
10,000		Stauffer Chemical, 5.720%, due 04/15/10	7,986
40,000		Stauffer Chemical, 6.100%, due 04/15/17	20,902
40,000		Stauffer Chemical, 8.160%, due 04/15/18	19,606
2,000		Union Carbide Corp., 7.750%, due 10/01/96	2,071
			135,694

		Commercial Services: 0.0%
114,000		Tulane University of Louisiana, 5.549%, due 11/15/12	114,570
			114,570

		Diversified Financial Services: 0.6%
80,405	@@, #, S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	80,405
90,000	@@, #	BTM Curacao Holdings NV, 4.760%, due 07/21/15	86,939
58,000		Citigroup Capital II, 7.750%, due 12/01/36	60,657
88,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	92,553
150,000		Countrywide Financial Corp., 5.100%, due 12/19/07	150,131
140,000	S	Countrywide Financial Corp., 5.188%, due 04/11/07	140,163
35,000	@@	Financiere CSFB NV, 5.125%, due 03/29/49	29,050
54,000		Fund American Cos, Inc., 5.875%, due 05/15/13	53,132
66,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	84,964
111,000	#	ILFC E-Capital Trust II, 6.250%, due 12/21/65	106,568
29,000		International Lease Finance Corp., 5.000%, due 04/15/10	28,471
52,000		JPM Capital Trust I, 7.540%, due 01/15/27	54,518
58,000	L	JPM Capital Trust II, 7.950%, due 02/01/27	61,258
115,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	111,436
80,000		Morgan Stanley, 6.100%, due 04/15/06	80,026
47,000	@@	Paribas, 5.063%, due 12/31/49	41,047
34,000	@@, S	Petroleum Export Ltd., 4.623%, due 06/15/10	33,393
61,932	@@, #, S	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	60,580
120,918	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	118,575
100,000	@@, #	Prefered Term Services, 5.410%, due 03/23/35	100,250
37,000		Residential Capital Corp., 6.375%, due 06/30/10	37,309
91,000		Residential Capital Corp., 6.875%, due 06/30/15	95,031
374,262	#	Toll Road Investment, 18.770%, due 02/15/45	44,533
73,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	78,369
			1,829,358

		Electric: 0.2%
40,000		DTE Energy Co., 6.450%, due 06/01/06	40,068
92,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	105,135
69,000	S	Entergy Gulf States, Inc., 5.120%, due 08/01/10	66,285
143,000	#	Orcal Geothermal, 6.210%, due 12/30/20	141,314
40,000	#, S	Power Contract Financing LLC, 6.256%, due 02/01/10	40,238
14,094		PPL Montana LLC, 8.903%, due 07/02/20	15,767
79,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	83,533
			492,340

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.3% (continued)

		Foreign Government Bonds: 0.1%
$300,000	@@	KAUP BANK, 6.600%, due 12/28/15	$286,400
			286,400

		Healthcare — Services: 0.0%
44,000		WellPoint, Inc., 5.250%, due 01/15/16	42,511
			42,511

		Insurance: 0.1%
127,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	135,896
			135,896

		Media: 0.1%
36,000	L	Comcast Corp., 5.650%, due 06/15/35	31,480
94,000	#	News America, Inc., 6.400%, due 12/15/35	90,167
39,000		Time Warner, Inc., 6.125%, due 04/15/06	39,013
			160,660

		Oil & Gas: 0.1%
57,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	53,259
12,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	12,594
94,000	@@, #, S	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	96,726
27,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	26,116
51,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	48,256
53,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	53,000
			289,951

		Pipelines: 0.1%
202,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	195,738
57,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	56,149
			251,887

		Real Estate: 0.0%
79,000	S	EOP Operating LP, 7.750%, due 11/15/07	81,695
			81,695

		Real Estate Investment Trust: 0.1%
67,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	64,901
19,000	S	Liberty Property LP, 6.375%, due 08/15/12	19,580
61,000	S	Liberty Property LP, 7.750%, due 04/15/09	64,564
59,000	S	Simon Property Group LP, 4.875%, due 03/18/10	57,582
108,000	S	Simon Property Group LP, 6.375%, due 11/15/07	109,605
			316,232

		Retail: 0.0%
77,000	S	May Department Stores Co., 3.950%, due 07/15/07	75,414
			75,414

		Savings & Loans: 0.0%
47,000		Great Western Financial, 8.206%, due 02/01/27	49,736
			49,736

		Telecommunications: 0.1%
62,000	S	BellSouth Corp., 4.200%, due 09/15/09	59,536
120,000		SBC Communications, Inc., 5.750%, due 05/02/06	120,065
97,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	87,290
			266,891

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.3% (continued)

		Transportation: 0.0%
$48,000	@@, #, S	MISC Capital Ltd., 5.000%, due 07/01/09	$47,368
			47,368

		Total Corporate Bonds/Notes
		(Cost $7,018,844)	6,909,259

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.6%

		Federal Home Loan Bank: 0.2%
285,000		4.750%, due 08/17/07	283,710
145,000		4.850%, due 02/06/08	144,470
			428,180

		Federal Home Loan Mortgage Corporation: 0.8%
147,000		3.875%, due 06/15/08	143,460
143,000		4.000%, due 08/17/07	140,948
188,083	S	4.500%, due 12/15/16	184,033
291,000	L	4.875%, due 02/17/09	289,625
228,367	S	5.000%, due 08/15/16	223,368
185,000	S	5.000%, due 05/15/20	177,032
323,000	S	5.150%, due 01/24/11	320,820
444,314	S	5.500%, due 11/15/18	444,289
108,000		5.875%, due 03/21/11	110,610
190,974		6.000%, due 01/15/29	192,615
132,977	S	6.000%, due 04/25/31	134,652
35,000	W	6.000%, due 04/01/34	35,022
			2,396,474

		Federal National Mortgage Association: 2.6%
289,000		3.875%, due 07/15/08	281,846
86,000		4.250%, due 09/15/07	85,003
847,000	W	4.500%, due 04/01/18	809,944
406,000	W	4.500%, due 04/15/35	374,535
287,000		4.625%, due 10/15/13	277,612
144,000		4.750%, due 08/10/07	143,351
96,101	S	4.811%, due 08/01/35	93,787
1,835,000	W	5.000%, due 04/15/21	1,789,122
1,618,000	W	5.000%, due 04/15/36	1,540,640
277,000		5.250%, due 08/01/12	274,557
113,131		5.500%, due 02/01/18	112,511
929,000	W	5.500%, due 04/15/19	923,484
151,356		5.500%, due 11/01/33	148,148
222,000	W	5.500%, due 04/15/36	216,728
110,937		6.000%, due 10/01/08	111,587
136,533	S	6.000%, due 08/01/16	138,486
93,000	W	6.000%, due 04/01/18	94,250
52,582		6.500%, due 04/01/27	53,928
68,000	W	6.500%, due 04/01/31	69,381
133,000		6.625%, due 11/15/10	141,051
158,364		7.000%, due 02/01/31	163,348
2,442		7.000%, due 08/01/35	2,516
12,115		7.000%, due 12/01/27	12,508
33,051		7.500%, due 09/01/31	34,542
			7,892,865

		Government National Mortgage Association: 0.0%
29,085		6.500%, due 01/15/29	30,210
25,215		6.500%, due 01/15/32	26,155

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.6% (continued)

$1,288		7.000%, due 01/15/28	$1,343
26,729		7.000%, due 02/15/28	27,881
9,280		7.000%, due 04/15/26	9,688
8,999		7.000%, due 04/15/26	9,394
			104,671

		Total U.S. Government Agency Obligations
		(Cost $10,963,450)	10,822,190

U.S. TREASURY OBLIGATIONS: 1.5%

		U.S. Treasury Bond: 0.3%
277,000	L	5.375%, due 02/15/31	291,672
258,000		6.000%, due 02/15/26	287,952
245,000	L	6.250%, due 08/15/23	277,941
			857,565

		U.S. Treasury Note: 1.1%
624,000	L	4.500%, due 02/15/09	618,784
1,505,000	L	4.500%, due 02/28/11	1,483,544
1,007,000	L	4.500%, due 02/15/16	979,701
337,000	L	4.625%, due 02/29/08	335,750
			3,417,779

		U.S. Treasury STRIP: 0.1%
234,000	S, L	5.060%, due 05/15/16	141,983
			141,983

		Total U.S. Treasury Obligation
		(Cost $4,443,895)	4,417,327

ASSET-BACKED SECURITIES: 0.3%

		Automobile Asset Backed Securities: 0.1%
40,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	39,853
66,000		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	65,629
64,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	63,056
39,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	37,886
52,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	51,251
10,000	S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	9,929
104,792	S	USAA Auto Owner Trust, 2.040%, due 02/16/10	103,767
13,000	S	USAA Auto Owner Trust, 5.010%, due 09/15/10	12,969
			384,340

		Credit Card Asset Backed Securities: 0.1%
45,000		Bank One Issuance Trust, 4.540%, due 09/15/10	44,324
42,000		Capital One Master Trust, 4.900%, due 03/15/10	41,872
130,000	S	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	130,635
74,000	S	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	74,140
12,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	12,224
25,000	S	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	25,530
			328,725

		Home Equity Asset Backed Securities: 0.0%
16,000	+, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	15,709
25,000	+, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	24,661
45,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	43,965
			84,335

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

ASSET-BACKED SECURITIES: 0.3% (continued)

		Other Asset Backed Securities: 0.1%
$26,190		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	$26,065
70,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	68,879
25,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	24,600
46,000	+	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	46,000
6,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	5,935
6,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	5,885
19,000	S	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	18,722
			196,086

		Total Asset-Backed Securities
		(Cost $1,011,143)	993,486

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%

		Commercial Mortgage Backed Securities: 0.6%
36,000		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	34,466
11,000		Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,708
25,000		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	24,380
83,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	81,697
53,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	52,142
69,000		Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	65,932
350,000	S	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	340,123
30,000		CS First Boston Mortgage Securities Corp., 7.546%, due 04/15/62	32,559
166,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	169,352
50,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	51,434
400,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	421,391
66,679		Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	64,816
10,000		Ge Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,627
54,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	52,031
28,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	26,874
11,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,190
28,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	26,852
19,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	18,330
370,000	S	Morgan Stanley Capital I, 5.007%, due 01/14/42	361,787
			1,855,691

		Whole Loan Collateral CMO: 2.6%
44,036		Banc of America Mortgage Securities, 5.250%, due 11/25/19	43,169
1,371,284	S	Bank of America Alternative Loan Trust, 5.218%, due 11/25/35	1,365,313
302,000		Bank of America Mortgage, 6.500%, due 03/25/36	306,288
108,375	S	Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	106,412
138,778		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	136,786
46,000		Countrywide Alternative Loan Trust, 6.000%, due 03/01/49	46,266
76,832		GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	74,317
30,878	#	GSMPS Mortgage Loan Trust, 5.168%, due 01/25/35	31,016
976,425		Master Asset Securitization Trust, 5.178%, due 07/25/35	972,153
118,275	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	116,448
304,602	S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	295,369
997,121	S	Residential Accredit Loans, Inc., 5.148%, due 02/25/46	998,866
979,300	S	Residential Accredit Loans, Inc., 5.218%, due 04/25/35	983,718
1,004,101	S	Residential Accredit Loans, Inc., 5.238%, due 02/25/46	1,005,497
103,747	S	Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	104,443
61,733		Thornburg Mortgage Securities Trust, 5.188%, due 09/25/34	62,041
308,700	S	Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	306,670
489,172	S	Washington Mutual, Inc., 5.627%, due 01/25/36	483,650
250,708		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	246,791
			7,685,213

		Whole Loan Collateral Support CMO: 0.0%
39,280		Banc of America Mortgage Securities, 5.500%, due 11/25/33	38,277
			38,277

		Total Collateralized Mortgage Obligations
		(Cost $9,672,137)	9,579,181

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount				Value

MUNICIPAL BONDS: 0.0%

		Municipal: 0.0%
$15,000		City of New York NY, 5.000%, due 04/01/35		$15,382
20,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		19,013
20,000	S	Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		18,920

		Total Municipal Bonds
		(Cost $55,348)		53,315

		Total Long-Term Investments
		(Cost $267,801,275)		307,487,215

SHORT-TERM INVESTMENTS: 14.1%

		Commercial Paper: 0.6%
1,800,000		Concord, 4.710%, Due 04/11/06		1,797,415

		Total Commercial Paper
		(Cost $1,797,650)		1,797,415

		Repurchase Agreement 0.8%
2,400,000	S	Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $2,400,960 to be received upon repurchase (Collateralized by $2,500,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $2,458,226, due 03/08/12)		2,400,000

		Total Repurchase Agreement
		(Cost $2,400,000)		2,400,000

		Securities Lending CollateralCC: 12.7%
38,155,056		The Bank of New York Institutional Cash Reserves Fund		38,155,056

		Total Securities Lending Collateral
		(Cost $38,155,056)		38,155,056

		Total Short-Term Investments
		(Cost $42,352,706)		42,352,471

		Total Investments in Securities
		(Cost $310,153,981)*	116.5%	$349,839,686
		Other Assets and Liabilities—Net	(16.5)	(49,516,741)
		Net Assets	100.0%	$300,322,945

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

W	When issued or delayed delivery Securities.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $313,217,040.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$39,054,230
	Gross Unrealized Depreciation	(2,431,584)
	Net Unrealized Appreciation	$36,622,646

Information concerning open futures contracts for the ING VP Strategic Allocation Growth Portfolio at March 31, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)
90 day EURO Future	23	$5,447,263	09/18/06	$(8,004)
U.S. 10 Year Treasury Note	6	638,344	06/21/06	(7,905)
U.S. 30 Year Treasury Bond	5	545,781	06/21/06	(18,736)
S&P Mid 400 EMINI Future	3	239,520	06/16/06	(375)
		$6,870,908		$(35,020)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)
EURO-Bond Future	23	5,450,713	03/19/07	10,311
U.S. 2 Year Treasury Note	4	815,438	06/30/06	42
		$6,266,151		$10,353

Information concerning the Interest Rate Swap Agreements outstanding for the ING VP Strategic Allocation Growth Portfolio at March 31, 2006 is shown below:

	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 5.086% and pay a floating rate based on the 3-month LIBOR.	02/15/11	$14,500,000	$125,236
Counterparty: Citigroup, Inc.

Receive a fixed rate equal to 5.085% and pay a floating rate based on the 3-month LIBOR.	02/15/11	5,100,000	44,268
Counterparty: Morgan Stanley
			$169,504

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 52.0%

		Advertising: 0.0%
2,100		Harte-Hanks, Inc.	$57,435
			57,435

		Aerospace/Defense: 1.2%
930	@, L	Armor Holdings, Inc.	54,210
7,600		Boeing Co.	592,268
1,235		Kaman Corp.	31,073
5,050	L	Lockheed Martin Corp.	379,407
7,245		Raytheon Co.	332,111
3,600		Rockwell Collins, Inc.	202,860
1,280	@	Teledyne Technologies, Inc.	45,568
4,200		United Technologies Corp.	243,474
			1,880,971

		Agriculture: 1.2%
8,600		Altria Group, Inc.	609,396
9,950		Archer-Daniels-Midland Co.	334,818
5,878	@@	British American Tobacco PLC	141,970
40	@@	Japan Tobacco, Inc.	140,418
4,200		Monsanto Co.	355,950
1,800	L	Reynolds America, Inc.	189,900
6,700	@@	Swedish Match AB	91,453
			1,863,905

		Airlines: 0.3%
3,500	@, L	Airtran Holdings, Inc.	63,385
1,917	@, L	Mesa Air Group, Inc.	21,930
1,916		Skywest, Inc.	56,081
14,700		Southwest Airlines Co.	264,453
			405,849

		Apparel: 0.3%
7,000	@	Coach, Inc.	242,060
1,270	@, L	Gymboree Corp.	33,071
1,179		K-Swiss, Inc.	35,535
380		Phillips-Van Heusen	14,520
1,520		Polo Ralph Lauren Corp.	92,127
			417,313

		Auto Manufacturers: 0.4%
2,515	@@	DaimlerChrysler AG	144,123
32,100	L	Ford Motor Co.	255,516
798	L	Oshkosh Truck Corp.	49,668
2,200	@@	Volvo AB	102,948
			552,255

		Auto Parts & Equipment: 0.2%
3,000		ArvinMeritor, Inc.	44,730
1,500	L	Modine Manufacturing Co.	44,250
2,800	@@	NOK Corp.	75,078
6,706	@@	Sumitomo Rubber Industries, Inc.	87,272
			251,330

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

		Banks: 3.5%
25,338	@@	Banca Intesa S.p.A.	$150,800
19,250		Bank of America Corp.	876,645
1,500		Bank of Hawaii Corp.	79,965
7,000	@@	Bank of Ireland	129,765
2,000	@@	BNP Paribas	184,834
3,400		Comerica, Inc.	197,098
3,700	@@	Commerzbank AG	146,776
9,000	@@, L	DBS Group Holdings Ltd.	90,588
1,219	@@	Deutsche Bank AG	138,788
650		East-West Bancorp, Inc.	25,058
2,354		Fremont General Corp.	50,752
11,928	@@	HBOS PLC	198,572
2,500	@@, L	ICICI Bank Ltd. ADR	69,200
1,600	@@	KBC Bancassurance Holding	171,186
7,600		Keycorp	279,680
13	@@	Mitsubishi Tokyo Financial Group, Inc.	197,214
19	@@	Mizuho Financial Group, Inc.	155,026
6,300	@@, L	National Australia Bank Ltd.	168,950
9,000		National City Corp.	314,100
1,080	@@	OTP Bank Rt GDR	74,844
4,736		PNC Financial Services Group, Inc.	318,780
7,200	@@	Royal Bank of Scotland Group PLC	233,724
10,000	@@	Sumitomo Trust & Banking Co., Ltd.	115,408
2,200	@@	UBS AG	241,185
1,660		Umpqua Holdings Corp.	47,310
7,200		US BanCorp.	219,600
6,750		Wachovia Corp.	378,338
710		Whitney Holding Corp.	25,177
1,928		Wilmington Trust Corp.	83,579
			5,362,942

		Beverages: 1.2%
17,850		Coca-Cola Co.	747,380
3,000		Pepsi Bottling Group, Inc.	91,170
2,500		PepsiAmericas, Inc.	61,125
13,850		PepsiCo, Inc.	800,392
6,075	@@	SABMiller PLC	119,489
			1,819,556

		Biotechnology: 0.3%
5,000	@	Amgen, Inc.	363,750
2,090	@	Regeneron Pharmaceuticals, Inc.	34,757
			398,507

		Building Materials: 0.2%
780	@, L	Drew Industries, Inc.	27,729
1,100	@@	Lafarge SA	124,389
1,070		Martin Marietta Materials, Inc.	114,522
720	L	Universal Forest Products, Inc.	45,713
			312,353

		Chemicals: 0.9%
1,900		Airgas, Inc.	74,271
3,850		Dow Chemical Co.	156,310
3,800		EI Du Pont de Nemours & Co.	160,398
1,900		Lubrizol Corp.	81,415

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

4,861	L	Lyondell Chemical Co.	$96,734
460		Penford Corp.	7,397
3,400		PPG Industries, Inc.	215,390
3,000		Rohm & Haas Co.	146,610
1,470	L	Schulman A, Inc.	36,383
16,000	@@	Sumitomo Chemical Co., Ltd.	129,803
484	@	Tronox, Inc.	8,222
1,000	@@	Umicore	138,166
2,900		Valspar Corp.	80,823
			1,331,922

		Coal: 0.1%
820		Massey Energy Co.	29,577
2,320		Peabody Energy Corp.	116,951
			146,528

		Commercial Services: 0.8%
850		Administaff, Inc.	46,206
2,500	@, L	Career Education Corp.	94,325
662	@, L	Consolidated Graphics, Inc.	34,503
1,000		Corporate Executive Board Co.	100,900
310		CPI Corp.	6,324
1,886	@	Education Management Corp.	78,458
2,850		Equifax, Inc.	106,134
1,490	L	Healthcare Services Group	31,826
1,900	@, L	Korn/Ferry Intl.	38,741
2,000		Manpower, Inc.	114,360
5,400		McKesson Corp.	281,502
2,700		Pharmaceutical Product Development, Inc.	93,447
494	L	Pre-Paid Legal Services, Inc.	17,527
25,100	@@	Rentokil Initial PLC	67,768
3,220	@	Spherion Corp.	33,488
470	@, L	Vertrue, Inc.	19,646
			1,165,155

		Computers: 2.1%
3,500	@	Apple Computer, Inc.	219,520
347	@	CACI International, Inc.	22,815
2,582	@, L	Cadence Design Systems, Inc.	47,741
3,800	@	Ceridian Corp.	96,710
1,237	@	Cognizant Technology Solutions Corp.	73,589
9,800	@	Dell, Inc.	291,648
370		Factset Research Systems, Inc.	16,410
23,950		Hewlett-Packard Co.	787,955
11,950		International Business Machines Corp.	985,517
1,090	@, L	Komag, Inc.	51,884
1,510	@, L	Manhattan Associates, Inc.	33,220
1,225	@, L	Micros Systems, Inc.	56,436
927	L	MTS Systems Corp.	38,776
2,130		Reynolds & Reynolds Co.	60,492
3,302	@, L	Sandisk Corp.	189,931
1,270	@, L	Synaptics, Inc.	27,927
4,047	@, L	Synopsys, Inc.	90,450
3,101	@@, L	Tietoenator OYJ	120,721
1,981	@, L	Western Digital Corp.	38,491
			3,250,233

		Cosmetics/Personal Care: 0.9%
22,450		Procter & Gamble Co.	1,293,569
			1,293,569

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

		Distribution/Wholesale: 0.2%
1,650	@, L	Brightpoint, Inc.	$51,249
1,120	L	Building Materials Holding Corp.	39,917
502	L	SCP Pool Corp.	23,549
11,000	@@	Sumitomo Corp.	156,395
1,100	@, L	United Stationers, Inc.	58,410
			329,520

		Diversified Financial Services: 3.3%
5,000		American Express Co.	262,750
3,300	@, L	AmeriCredit Corp.	101,409
4,000		CIT Group, Inc.	214,080
20,700		Citigroup, Inc.	977,661
2,400		Fannie Mae	123,360
4,100		Goldman Sachs Group, Inc.	643,536
24,000	@@	Hong Kong Exchanges and Clearing Ltd.	144,568
2,000		IndyMac Bancorp, Inc.	81,860
440	@	Investment Technology Group, Inc.	21,912
14,400		JPMorgan Chase & Co.	599,616
16	@@	Kenedix, Inc.	84,728
1,135	L	Legg Mason, Inc.	142,250
3,200		Lehman Brothers Holdings, Inc.	462,496
3,850	L	Merrill Lynch & Co., Inc.	303,226
10,200		Morgan Stanley	640,764
8,000	@@	Nippon Shinpan Co., Ltd.	84,312
770	@, L	Portfolio Recovery Associates, Inc.	36,059
450	@@	SFCG Co,. Ltd.	101,660
			5,026,247

		Electric: 1.0%
3,400		Alliant Energy Corp.	106,998
2,000	L	Black Hills Corp.	68,000
7,300	L	Duke Energy Corp.	212,795
4,800	@@	Fortum OYJ	120,717
1,600	@@	RWE AG	138,876
1,328		SCANA Corp.	52,111
7,600	@	Sierra Pacific Resources	104,956
13,600		TXU Corp.	608,736
1,350		Wisconsin Energy Corp.	53,987
			1,467,176

		Electrical Components & Equipment: 0.1%
1,180	@, L	Greatbatch, Inc.	25,854
8,000	@@	Sumitomo Electric Industries Ltd.	126,414
			152,268

		Electronics: 0.9%
7,700	@	Agilent Technologies, Inc.	289,135
800		Amphenol Corp.	41,744
3,036	@	Arrow Electronics, Inc.	97,972
500		Brady Corp.	18,730
1,280	@, L	Coherent, Inc.	44,941
1,160	@	Cymer, Inc.	52,710
1,470	@	Electro Scientific Industries, Inc.	32,531
756	@, L	Flir Systems, Inc.	21,478
3,000	@@	Hoya Corp.	120,506
100	@	Itron, Inc.	5,985

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

3,600	@	Jabil Circuit, Inc.	$154,296
5,500	@@, L	Koninklijke Philips Electronics NV	184,870
1,110		Park Electrochemical Corp.	32,745
800	@, L	Planar Systems, Inc.	13,536
1,700	@, L	Plexus Corp.	63,869
830	@	SBS Technologies, Inc.	13,446
18,000	@	Solectron Corp.	72,000
540	@, L	Trimble Navigation Ltd.	24,327
			1,284,821

		Engineering & Construction: 0.2%
1,900	@@	Bouygues	100,501
500	@	Jacobs Engineering Group, Inc.	43,370
840	@, L	Shaw Group, Inc.	25,536
20,000	@@	Taisei Corp.	95,627
450	@, L	URS Corp.	18,113
900	@@	Vinci SA	88,434
			371,581

		Entertainment: 0.3%
11,976	@@	Aristocrat Leisure Ltd.	117,468
1,100		GTECH Holdings Corp.	37,455
17,300	@@	Hilton Group PLC	116,590
6,700		International Game Technology	235,974
			507,487

		Environmental Control: 0.0%
1,057		Republic Services, Inc.	44,933
			44,933

		Food: 0.8%
940	L	American Italian Pasta Co.	5,884
794		Corn Products International, Inc.	23,479
1,190	@	Dean Foods Co.	46,208
525		Flowers Foods, Inc.	15,593
6,126		General Mills, Inc.	310,466
2,332		Hormel Foods Corp.	78,822
750	L	J&J Snack Foods Corp.	25,193
1,520	@, L	Performance Food Group Co.	47,409
9,200		Safeway, Inc.	231,104
3,021	L	Supervalu, Inc.	93,107
28,767	@@	Tesco PLC	164,450
17,400	@@	Unilever PLC	177,366
			1,219,081

		Forest Products & Paper: 0.0%
2,500		Louisiana-Pacific Corp.	68,000
			68,000

		Gas: 0.6%
24,700	@@	Centrica PLC	120,234
1,677		Energen Corp.	58,695
2,290	L	New Jersey Resources Corp.	103,623
25,000	@@	Osaka Gas Co. Ltd.	90,737
10,051		Sempra Energy	466,969
2,429		UGI Corp.	51,179
			891,437

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

		Hand/Machine Tools: 0.1%
1,500		Black & Decker Corp.	$130,335
			130,335

		Healthcare — Products: 1.2%
4,600		Becton Dickinson & Co.	283,268
3,100	@	Cytyc Corp.	87,358
1,884		Dentsply International, Inc.	109,555
1,900	@	Edwards Lifesciences Corp.	82,650
910	@, L	Haemonetics Corp.	46,201
2,200	@	Henry Schein, Inc.	105,292
1,242	@, L	Hologic, Inc.	68,745
357	@, L	Idexx Laboratories, Inc.	30,831
12,300		Johnson & Johnson	728,406
410		Mentor Corp.	18,577
900	@	Osteotech, Inc.	3,942
900	@	Possis Medical, Inc.	9,144
770	@, L	Resmed, Inc.	33,865
1,940	@	Respironics, Inc.	75,485
2,580		Steris Corp.	63,674
1,160	@, L	Varian Medical Systems, Inc.	65,146
327		Vital Signs, Inc.	17,962
			1,830,101

		Healthcare — Services: 1.7%
7,700		Aetna, Inc.	378,378
6,000	@, @@	Capio AB	111,918
3,350	@	Coventry Health Care, Inc.	180,833
1,200	@@	Fresenius Medical Care AG	142,989
2,560	@	Health Net, Inc.	130,099
3,700	@	Humana, Inc.	194,805
2,444	@	Lincare Holdings, Inc.	95,218
1,712	@, L	Odyssey HealthCare, Inc.	29,464
720	@, L	Pediatrix Medical Group, Inc.	73,901
1,532	@, L	Sierra Health Services	62,352
12,500		UnitedHealth Group, Inc.	698,250
6,800	@	WellPoint, Inc.	526,524
			2,624,731

		Home Builders: 0.0%
75	@, L	NVR, Inc.	55,421
			55,421

		Home Furnishings: 0.1%
360		Ethan Allen Interiors, Inc.	15,127
2,210	L	Furniture Brands International, Inc.	54,167
2,060	L	La-Z-Boy, Inc.	35,020
			104,314

		Household Products/Wares: 0.1%
900	@@	Henkel KGaA	105,105
3,140	@	Playtex Products, Inc.	32,876
			137,981

		Housewares: 0.0%
1,277		Toro Co.	60,977
			60,977

		Insurance: 2.9%
1,624	L	American Financial Group, Inc.	67,575

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

1,270		AmerUs Group Co.	$76,505
6,500		AON Corp.	269,815
82,000	@, @@	China Life Insurance Co. Ltd.	103,953
3,300		Chubb Corp.	314,952
2,200		Cigna Corp.	287,364
940		Delphi Financial Group	48,532
572	@@	Everest Re Group Ltd.	53,408
1,516		Fidelity National Financial, Inc.	53,863
2,500		First American Corp.	97,900
2,800		HCC Insurance Holdings, Inc.	97,440
930	L	Infinity Property & Casualty Corp.	38,818
712	L	Landamerica Financial Group, Inc.	48,309
3,800		Lincoln National Corp.	207,442
8,950	L	Metlife, Inc.	432,912
842	@@	Muenchener Rueckversicherungs AG	119,022
2,200	L	Ohio Casualty Corp.	69,740
2,040		Old Republic International Corp.	44,513
1,696	@	Philadelphia Consolidated Holding Co.	57,901
5,431		Principal Financial Group	265,033
1,900		Protective Life Corp.	94,506
5,905		Prudential Financial, Inc.	447,658
8,300	@@, L	QBE Insurance Group Ltd.	129,288
1,890		Radian Group, Inc.	113,873
830		RLI Corp.	47,559
2,727		Safeco Corp.	136,923
912	L	Selective Insurance Group	48,336
813	L	Stewart Information Services Corp.	38,276
8,200	@@	Storebrand	91,164
958		UICI	35,436
1,500		Unitrin, Inc.	69,765
2,261		WR Berkley Corp.	131,274
1,151		Zenith National Insurance Corp.	55,398
560	@, @@, L	Zurich Financial Services AG	130,778
			4,325,231

		Internet: 0.3%
6,000	@, L	Amazon.com, Inc.	219,060
820	@, L	Checkfree Corp.	41,410
1,470	@	Infospace, Inc.	41,087
1,680	@, L	Internet Security Systems	40,286
4,167	@, L	McAfee, Inc.	101,383
			443,226

		Equity Fund: 0.1%
877		Midcap SPDR Trust Series 1	127,033
			127,033

		Iron/Steel: 0.4%
19,300	@@	BlueScope Steel Ltd.	98,794
710	L	Cleveland-Cliffs, Inc.	61,855
2,800		Nucor Corp.	293,412
810		Reliance Steel & Aluminum Co.	76,075
650		Steel Technologies, Inc.	15,795
22,000	@@	Sumitomo Metal Industries Ltd.	94,239
			640,170

		Leisure Time: 0.2%
1,441	@, L	Multimedia Games, Inc.	21,442
423		Polaris Industries, Inc.	23,079
1,600	@@	Sankyo Co. Ltd.	109,509

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

4,200	@@	Yamaha Motor Co., Ltd.	$103,611
			257,641

		Machinery — Construction & Mining: 0.2%
2,800		Caterpillar, Inc.	201,068
2,700	L	JLG Industries, Inc.	83,133
1,140		Joy Global, Inc.	68,138
			352,339

		Machinery — Diversified: 0.1%
1,055		Applied Industrial Technologies, Inc.	47,053
520	L	Briggs & Stratton Corp.	18,392
480		Cognex Corp.	14,227
523	L	IDEX Corp.	27,285
670		Lindsay Manufacturing Co.	18,150
340		Manitowoc Co.	30,991
1,320	L	Nordson Corp.	65,815
			221,913

		Media: 0.8%
1,254	@@	Lagardere SCA	97,524
5,700		McGraw-Hill Cos, Inc.	328,434
8,700	@@	Mediaset S.p.A.	102,300
9,400		News Corp., Inc.	156,134
3,525	@	Viacom, Inc.	136,770
3,343	@@	Vivendi Universal SA	114,102
7,500	L	Walt Disney Co.	209,175
10		Washington Post	7,768
			1,152,207

		Metal Fabricate/Hardware: 0.2%
490	L	AM Castle & Co.	14,455
1,580		Commercial Metals Co.	84,514
1,150	L	Kaydon Corp.	46,414
1,174		Precision Castparts Corp.	69,736
849		Quanex Corp.	56,569
840		Valmont Industries, Inc.	35,314
			307,002

		Mining: 0.4%
3,600		Alcoa, Inc.	110,016
10,976	@@	BHP Billiton Ltd.	217,547
4,100		Freeport-McMoRan Copper & Gold, Inc.	245,057
1,900		Newmont Mining Corp.	98,591
			671,211

		Miscellaneous Manufacturing: 1.5%
3,100		3M Co.	234,639
1,470		Acuity Brands, Inc.	58,800
860	L	AO Smith Corp.	45,408
1,101		Aptargroup, Inc.	60,830
1,800		Crane Co.	73,818
1,140	@, L	EnPro Industries, Inc.	39,102
43,250		General Electric Co.	1,504,235
2,500		Parker Hannifin Corp.	201,525
200		Roper Industries, Inc.	9,726
1,183		Teleflex, Inc.	84,738
			2,312,821

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

		Office Furnishings: 0.1%
2,311		Herman Miller, Inc.	$74,900
			74,900

		Oil & Gas: 4.3%
9,227	L	ChevronTexaco Corp.	534,889
2,011		Cimarex Energy Co.	86,996
12,000		ConocoPhillips	757,800
5,800	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	164,923
700		ENSCO International, Inc.	36,015
35,800		Exxon Mobil Corp.	2,178,788
1,488		Frontier Oil Corp.	88,313
1,413		Helmerich & Payne, Inc.	98,656
2,400		Kerr-McGee Corp.	229,152
3,470		Noble Energy, Inc.	152,402
820	@@	Norsk Hydro ASA	113,277
5,000		Occidental Petroleum Corp.	463,250
800	@@, L	Petroleo Brasileiro SA ADR	69,336
1,710		Pogo Producing Co.	85,928
8,741	@@	Royal Dutch Shell PLC	284,068
1,620	L	St. Mary Land & Exploration Co.	66,145
2,800	L	Sunoco, Inc.	217,196
1,173	@, L	Swift Energy Co.	43,941
900	@@	Total SA	236,937
1,250	@	Unit Corp.	69,688
7,700		Valero Energy Corp.	460,306
			6,438,006

		Oil & Gas Services: 0.5%
2,680	@	Cooper Cameron Corp.	118,134
830	@, L	Helix Energy Solutions	31,457
2,400	@, @@	Petroleum Geo-Services ASA	111,414
2,400	L	Schlumberger Ltd.	303,768
1,740	L	Tidewater, Inc.	96,100
1,180	@	Veritas DGC, Inc.	53,560
			714,433

		Packaging & Containers: 0.0%
800		Sonoco Products Co.	27,096
			27,096

		Pharmaceuticals: 2.7%
6,300		Abbott Laboratories	267,561
1,620	L	Alpharma, Inc.	43,448
4,200	L	AmerisourceBergen Corp.	202,734
5,300		Cardinal Health, Inc.	394,956
500	@, L	Cephalon, Inc.	30,125
2,900	@	Express Scripts, Inc.	254,910
10,900	@@	GlaxoSmithKline PLC	284,492
3,500	@	Hospira, Inc.	138,110
5,200	@	King Pharmaceuticals, Inc.	89,700
1,730		Medicis Pharmaceutical	56,398
19,700		Merck & Co., Inc.	694,031
900	@@	Merck KGaA	85,410
1,040		Omnicare, Inc.	57,190
30,500		Pfizer, Inc.	760,060
1,650	@@, L	Roche Holding AG	244,612
1,000	@, L	Sepracor, Inc.	48,810
2,800	@@	Takeda Chemical Industries Ltd.	158,886
1,700	@	Theragenics Corp.	5,372

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

5,500		Wyeth	$266,860
			4,083,665

		Pipelines: 0.1%
1,400	L	Equitable Resources, Inc.	51,114
1,052	L	Questar Corp.	73,693
			124,807

		Real Estate: 0.1%
9,000	@@	Cheung Kong Holdings Ltd.	95,255
3,300	@@	Leopalace21 Corp.	122,979
			218,234

		Real Estate Investment Trust: 0.1%
1,000		Developers Diversified Realty Corp.	54,750
280		Essex Property Trust, Inc.	30,444
330		Kilroy Realty Corp.	25,496
600	L	Macerich Co.	44,370
660		New Century Financial Corp.	30,373
			185,433

		Retail: 4.8%
2,000	@, L	99 Cents Only Stores	27,120
738		Abercrombie & Fitch Co.	43,025
905	L	Advance Auto Parts	37,684
3,216	L	American Eagle Outfitters	96,030
2,120	@	AnnTaylor Stores Corp.	77,995
1,639		Barnes & Noble, Inc.	75,804
5,950	L	Best Buy Co., Inc.	332,784
2,100		Brinker International, Inc.	88,725
720	L	Brown Shoe Co., Inc.	37,786
720		Burlington Coat Factory Warehouse Corp.	32,724
1,193	@, L	CEC Entertainment, Inc.	40,109
3,383	@, L	Chico’s FAS, Inc.	137,485
759	@, L	Childrens Place	43,946
1,510	L	Christopher & Banks Corp.	35,047
3,700		Circuit City Stores, Inc.	90,576
2,486		Claire’s Stores, Inc.	90,267
6,800		Costco Wholesale Corp.	368,288
2,600		Darden Restaurants, Inc.	106,678
3,000	@	Dollar Tree Stores, Inc.	83,010
1,600	@@	Don Quijote Co., Ltd.	120,748
860	@, L	Dress Barn, Inc.	41,237
11,100		Gap, Inc.	207,348
1,206	@, L	Hibbett Sporting Goods, Inc.	39,786
17,050		Home Depot, Inc.	721,215
730	L	IHOP Corp.	34,996
1,110	@, L	Jack in the Box, Inc.	48,285
4,400		JC Penney Co., Inc.	265,804
21,868	@@	Kingfisher PLC	90,682
840	L	Landry’s Restaurants, Inc.	29,677
1,073	L	Longs Drug Stores Corp.	49,658
8,000		Lowe’s Cos., Inc.	515,520
13,800		McDonald’s Corp.	474,168
1,472		Men’s Wearhouse, Inc.	52,904
1,160		Michaels Stores, Inc.	43,593
4,200		Nordstrom, Inc.	164,556
2,690	@, L	O’Reilly Automotive, Inc.	98,346
5,900	@	Office Depot, Inc.	219,716

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

790	@, L	Panera Bread Co.	$59,392
1,102	@, L	Papa John’s International, Inc.	36,157
2,641	@, L	Payless Shoesource, Inc.	60,452
687	@@	Pinault-Printemps-Redoute	82,722
1,240	@, L	Rare Hospitality International, Inc.	43,189
3,490	L	Ross Stores, Inc.	101,873
1,163	@, L	Select Comfort Corp.	45,997
1,203	L	Sonic Automotive, Inc.	33,395
652	@	Sonic Corp.	22,905
12,100		Staples, Inc.	308,792
10,000	@	Starbucks Corp.	376,400
7,000	@@	Takashimaya Co. Ltd.	106,663
3,400		Target Corp.	176,834
1,172	@, L	Too, Inc.	40,258
360	@, L	Tractor Supply Co.	23,882
10,350	L	Wal-Mart Stores, Inc.	488,934
2,600		Wendy’s International, Inc.	161,356
940	L	Williams-Sonoma, Inc.	39,856
			7,272,379

		Savings & Loans: 0.1%
730	@, L	FirstFed Financial Corp.	43,661
3,000		Washington Federal, Inc.	72,600
			116,261

		Semiconductors: 1.6%
7,200		Analog Devices, Inc.	275,688
1,930	@	Exar Corp.	27,560
8,400	@	Freescale Semiconductor, Inc.	233,268
24,750		Intel Corp.	478,913
2,916	@, L	Lam Research Corp.	125,388
7,700	@	LSI Logic Corp.	89,012
3,500	@, L	MEMC Electronic Materials, Inc.	129,220
2,950	@, L	Micrel, Inc.	43,719
4,123		Microchip Technology, Inc.	149,665
710	@, L	Microsemi Corp.	20,668
7,500		National Semiconductor Corp.	208,800
1,470	@, L	Pericom Semiconductor Corp.	14,494
16,950		Texas Instruments, Inc.	550,367
650	@, L	Varian Semiconductor Equipment Associates, Inc.	18,252
			2,365,014

		Software: 2.0%
694	@, L	Advent Software, Inc.	19,723
1,110	@, L	Ansys, Inc.	60,107
4,700	@	Autodesk, Inc.	181,044
4,900	@	BMC Software, Inc.	106,134
700	@, L	Cerner Corp.	33,215
8,700	@	Compuware Corp.	68,121
1,574	@	D&B Corp.	120,694
1,617	@, L	Filenet Corp.	43,691
1,620		Global Payments, Inc.	85,876
1,840	@	Hyperion Solutions Corp.	59,984
3,700	@, L	Intuit, Inc.	196,803
57,450		Microsoft Corp.	1,563,215
2,660	L	MoneyGram International, Inc.	81,715
800	@@	Nomura Research Institute Ltd.	97,588
8,200	@	Novell, Inc.	62,976
15,600	@	Oracle Corp.	213,564

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 52.0% (continued)

858	@	SPSS, Inc.	$27,164
3,246	@, L	Sybase, Inc.	68,556
			3,090,170

		Telecommunications: 3.0%
7,657	@, @@	Alcatel SA	117,558
360	@, L	Anixter International, Inc.	17,201
20,000	L	AT&T, Inc.	540,800
24,700		BellSouth Corp.	855,855
46,550	@	Cisco Systems, Inc.	1,008,737
510	L	Commonwealth Telephone Enterprises, Inc.	17,570
9,400	@@	Deutsche Telekom AG	158,020
4,442	@@, L	Elisa Corp.	87,821
1,248		Harris Corp.	59,018
920	@	Intrado, Inc.	23,902
25,300		Motorola, Inc.	579,623
20	@@	Nippon Telegraph & Telephone Corp.	85,356
1,600	@@	Orascom Telecom Holding SAE GDR	87,377
6,700		Qualcomm, Inc.	339,087
47,000	@@	Telefonaktiebolaget LM Ericsson	177,432
4,700	@@	Telekom Austria AG	110,488
3,100	@@	Telekomunikasi Indonesia Tbk PT ADR	93,961
1,045	L	Telephone & Data Systems, Inc.	41,215
63,500	@@	Vodafone Group PLC	132,258
			4,533,279

		Textiles: 0.0%
500	@, L	Mohawk Industries, Inc.	40,360
			40,360

		Toys/Games/Hobbies: 0.1%
3,629		Hasbro, Inc.	76,572
1,180	@, L	Jakks Pacific, Inc.	31,553
			108,125

		Transportation: 1.1%
1,060		Arkansas Best Corp.	41,467
3,280		CH Robinson Worldwide, Inc.	161,015
5,500	@@	Deutsche Post AG	137,403
25	@@	East Japan Railway Co.	184,708
1,180	@	EGL, Inc.	53,100
1,000	L	Expeditors International Washington, Inc.	86,390
17,000	@@, L	Kawasaki Kisen Kaisha Ltd.	100,073
1,597		Landstar System, Inc.	70,460
6,498		Norfolk Southern Corp.	351,347
1,157	L	Overseas Shipholding Group	55,455
4,500	L	United Parcel Service, Inc.	357,210
			1,598,628

		Water: 0.1%
2,578	@@	Veolia Environnement	142,647
			142,647

		Total Common Stock
		(Cost $67,830,948)	78,760,465

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.5%

		Banks: 0.2%
34		DG Funding Trust	$360,718
			360,718

		Diversified Financial Services: 0.1%
3,675	C	National Rural Utilities Cooperative Finance Corp.	86,510
			86,510

		Insurance: 0.2%
3,000	@@	Aegon NV	76,800
10,900	C	Metlife, Inc.	278,822
			355,622

		Total Preferred Stock
		(Cost $811,331)	802,850

RIGHTS: 0.0%

		Engineering & Construction: 0.0%
900	@, @@	Vinci SA	1,928

		Total Rights
		(Cost $-)	1,928

Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.5%

		Banks: 2.9%
$255,000		American Express Centurion Bank, 4.866%, due 07/19/07	$255,405
230,000	@@, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	199,189
123,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	123,178
94,000	@@, S	Banco Santander Chile SA, 7.375%, due 07/18/12	101,838
110,000	@@	Bank of Ireland, 5.180%, due 12/29/49	96,412
90,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	75,837
40,000	@@	Bank of Scotland, 4.813%, due 11/30/49	34,600
51,000	S	BankAmerica Capital II, 8.000%, due 12/15/26	53,762
40,000	@@	Barclays Bank PLC, 4.938%, due 12/31/49	35,489
89,000	@@, L	Barclays Bank PLC, 6.278%, due 12/15/49	85,420
130,000	@@	BNP Paribas, 5.185%, due 09/29/49	112,135
63,000		Chase Capital I, 7.670%, due 12/01/26	66,094
122,000	@@, #, L	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	115,989
79,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	75,261
68,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	68,387
90,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	75,825
10,000	@@	DEN Norske Creditbank, 5.063%, due 11/29/49	8,933
134,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	156,775
267,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	258,258
310,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	260,400
150,000	@@, L	HSBC Bank PLC, 5.000%, due 06/29/49	129,750
10,000	@@	Lloyds TSB Bank PLC, 5.000%, due 11/29/49	8,817
180,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	155,157
123,000		Mellon Capital I, 7.720%, due 12/01/26	129,274
85,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	90,574
110,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	94,988
20,000	@@	National Westminster Bank Plc, 5.000%, due 11/29/49	16,955
64,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	60,607
121,000	@@, #, L	Resona Bank Ltd., 5.850%, due 09/29/49	117,629

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.5% (continued)

$310,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	$267,176
100,000	@@	Societe Generale, 4.656%, due 11/29/49	86,596
320,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	264,800
30,000	@@	Standard Chartered PLC, 4.900%, due 01/29/49	24,750
240,000	@@	Standard Chartered PLC, 5.188%, due 07/29/49	199,200
66,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	68,534
275,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	270,468
100,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	85,127
85,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	80,698
			4,410,287

		Beverages: 0.2%
152,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	175,560
87,000	@@	Diageo Capital PLC, 4.691%, due 04/20/07	87,093
			262,653

		Chemicals: 0.2%
120,000		Dow Chemical, 8.125%, due 04/01/06	120,010
31,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	31,254
50,000		Stauffer Chemical, 5.720%, due 04/15/10	39,928
90,000		Stauffer Chemical, 8.160%, due 04/15/17	47,029
80,000		Stauffer Chemical, 6.100%, due 04/15/18	39,212
5,000		Union Carbide Corp., 7.750%, due 10/01/96	5,176
			282,609

		Commercial Services: 0.2%
300,000		Tulane University of Louisiana, 5.549%, due 11/15/12	301,500
			301,500

		Diversified Financial Services: 2.8%
41,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	39,526
36,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	34,771
239,428	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	239,428
212,000	@@, #	BTM Curacao Holdings NV, 4.760%, due 07/21/15	204,791
137,000		Citigroup Capital II, 7.750%, due 12/01/36	143,276
232,000	#, S	Corestates Capital Trust I, 8.000%, due 12/15/26	244,004
260,000		Countrywide Financial Corp., 5.100%, due 12/19/07	260,227
250,000		Countrywide Financial Corp., 5.188%, due 04/11/07	250,291
75,000	@@	Financiere CSFB NV, 5.125%, due 03/29/49	62,250
116,000		Fund American Cos, Inc., 5.875%, due 05/15/13	114,136
142,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	182,800
195,000	#, L	ILFC E-Capital Trust II, 6.250%, due 12/21/65	187,215
62,000		International Lease Finance Corp., 5.000%, due 04/15/10	60,868
127,000	S	JPM Capital Trust I, 7.540%, due 01/15/27	133,150
147,000	S	JPM Capital Trust II, 7.950%, due 02/01/27	155,258
247,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	239,345
150,000		Morgan Stanley, 6.100%, due 04/15/06	150,048
100,000	@@	Paribas, 5.063%, due 12/31/49	87,335
79,333	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	77,917
109,118	@@, #	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	106,736
282,143	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	276,676
299,000	@@, #	Prefered Term Services, 5.410%, due 03/23/35	299,748
79,000		Residential Capital Corp., 6.375%, due 06/30/10	79,659
195,000		Residential Capital Corp., 6.875%, due 06/30/15	203,638
842,089	#	Toll Road Investment, 18.77%, due 02/15/45	100,199
100,000	#	Twin Reefs Pass-Through Trust, 5.849%, due 12/10/49	100,099
153,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	164,254
			4,197,645

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.5% (continued)

		Electric: 0.7%
$70,000		DTE Energy Co., 6.450%, due 06/01/06	$70,118
197,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	225,125
152,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	146,018
254,000	#	Orcal Geothermal, 6.210%, due 12/30/20	251,006
101,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	101,601
33,670		PPL Montana LLC, 8.903%, due 07/02/20	37,666
183,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	193,501
			1,025,035

		Foreign Government Bonds: 0.3%
500,000	@@	KAUP BANK, 6.600%, due 12/28/15	477,333
			477,333

		Healthcare — Services: 0.1%
96,000		WellPoint, Inc., 5.250%, due 01/15/16	92,751
			92,751

		Insurance: 0.2%
273,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	292,124
			292,124

		Media: 0.2%
78,000	L	Comcast Corp., 5.650%, due 06/15/35	68,206
201,000	#	News America, Inc., 6.400%, due 12/15/35	192,803
85,000		Time Warner, Inc., 6.125%, due 04/15/06	85,029
			346,038

		Oil & Gas: 0.4%
122,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	113,993
27,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	28,335
221,000	@@, #	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	227,409
63,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	60,937
108,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	102,189
118,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	118,000
			650,863

		Pipelines: 0.3%
357,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	345,933
132,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	130,029
			475,962

		Real Estate: 0.1%
169,000		EOP Operating LP, 7.750%, due 11/15/07	174,765
			174,765

		Real Estate Investment Trust: 0.4%
144,000		Health Care Property Investors, Inc., 4.875%, due 09/15/10	139,489
40,000		Liberty Property LP, 6.375%, due 08/15/12	41,221
132,000		Liberty Property LP, 7.750%, due 04/15/09	139,712
126,000		Simon Property Group LP, 4.875%, due 03/18/10	122,971
232,000		Simon Property Group LP, 6.375%, due 11/15/07	235,448
			678,841

		Retail: 0.1%
166,000		May Department Stores Co., 3.950%, due 07/15/07	162,581
			162,581

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.5% (continued)

		Savings & Loans: 0.1%
$118,000	S	Great Western Financial, 8.206%, due 02/01/27	$124,870
			124,870

		Telecommunications: 0.2%
132,000		BellSouth Corp., 4.200%, due 09/15/09	126,754
208,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	187,179
			313,933

		Transportation: 0.1%
104,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	102,631
			102,631

		Total Corporate Bonds/Notes
		(Cost $14,607,075)	14,372,421

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.6%

		Federal Home Loan Bank: 0.6%
610,000		4.750%, due 08/17/07	607,238
335,000		4.850%, due 02/06/08	333,775
			941,013

		Federal Home Loan Mortgage Corporation: 1.3%
347,000		3.875%, due 06/15/08	338,643
339,000		4.000%, due 08/17/07	334,136
591,057	S	4.500%, due 12/15/16	578,331
677,000	L	4.875%, due 02/17/09	673,801
420,272		5.000%, due 08/15/16	411,071
477,000		5.000%, due 05/15/20	456,456
689,000		5.150%, due 01/24/11	684,351
1,145,343	S	5.500%, due 11/15/18	1,145,276
618,000	W	5.500%, due 04/01/33	603,515
256,000		5.875%, due 03/21/11	262,187
470,614	S	6.000%, due 01/15/29	474,659
245,948		7.000%, due 11/01/31	253,524
			6,215,950

		Federal National Mortgage Association: 9.3%
684,000		3.875%, due 07/15/08	667,069
204,000	L	4.250%, due 09/15/07	201,636
271,000	W	4.500%, due 04/01/18	259,144
624,000	W	4.500%, due 04/15/35	575,640
680,000		4.625%, due 10/15/13	657,757
305,000		4.750%, due 08/10/07	303,626
282,480		4.811%, due 08/01/35	275,677
1,335,000	W	5.000%, due 04/15/21	1,301,625
5,157,000	W	5.000%, due 04/15/36	4,910,432
657,000		5.250%, due 08/01/12	651,205
16,994		5.500%, due 01/01/18	16,913
289,200		5.500%, due 02/01/18	287,614
396,000	W	5.500%, due 04/15/19	393,649
310,984		5.500%, due 11/01/33	304,391
1,348,000	W	5.500%, due 04/15/36	1,315,985
364,089	S	6.000%, due 08/01/16	369,297
321,026	S	6.000%, due 04/25/31	325,069
764,000	W	6.000%, due 04/01/34	764,000
198,000	W	6.500%, due 04/01/31	202,022
408,150		6.500%, due 07/01/29	416,569
313,000		6.625%, due 11/15/10	331,946

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.9% (continued)

$78,582		7.000%, due 02/01/31	$81,055
38,135		7.500%, due 09/01/31	39,856
10,470		7.500%, due 11/01/30	10,947
			14,663,124

		Government National Mortgage Association: 0.4%
45,962		6.500%, due 01/15/29	47,740
87,654		6.500%, due 01/15/32	90,921
38,020		6.500%, due 10/15/31	39,441
23,820		7.000%, due 01/15/28	24,847
215,839		7.000%, due 02/15/28	225,139
29,962		7.000%, due 02/15/28	31,253
197,973		7.500%, due 12/15/23	208,283
			667,624

		Total U.S. Government Agency Obligations
		(Cost $22,817,240)	22,487,711

U.S. TREASURY OBLIGATION: 6.0%

		U.S. Treasury Bond: 1.8%
827,000	L	5.375%, due 02/15/31	870,805
763,000	L	6.000%, due 02/15/26	851,580
864,000	L	6.250%, due 08/15/23	980,168
			2,702,553

		U.S. Treasury Note: 4.2%
682,000	L	4.500%, due 02/15/09	676,299
3,175,000	L	4.500%, due 02/28/11	3,129,734
1,943,000	L	4.500%, due 02/15/16	1,890,328
686,000	L	4.625%, due 02/29/08	683,455
			6,379,816

		Total U.S. Treasury Obligations
		(Cost $9,206,773)	9,082,369

ASSET-BACKED SECURITY: 1.3%

		Automobile Asset Backed Securities: 0.5%
179,000	S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	178,344
25,000		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	24,859
39,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	38,227
90,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	87,430
33,940		Household Automotive Trust, 2.310%, due 04/17/08	33,812
30,000	S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	29,786
283,811		USAA Auto Owner Trust, 2.040%, due 02/16/10	281,036
63,000		USAA Auto Owner Trust, 5.010%, due 09/15/10	62,852
			736,346

		Credit Card Asset Backed Securities: 0.5%
115,000		Bank One Issuance Trust, 4.540%, due 09/15/10	113,272
115,000		Capital One Master Trust, 4.900%, due 03/15/10	114,651
300,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	301,466
107,000		Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	105,946
3,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,056
58,000	S	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	59,231
			697,622

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

ASSET-BACKED SECURITY: 1.3% (continued)

		Home Equity Asset Backed Securities: 0.1%
$18,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	$17,673
72,000	+	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	71,998
100,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	97,699
			187,370

		Other Asset Backed Securities: 0.2%
149,000	+	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	149,577
98,000	+	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	98,000
41,000	S	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	40,555
41,000	S	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	40,215
			328,347

		Total Asset-Backed Securitiy
		(Cost $1,975,329)	1,949,685

COLLATERALIZED MORTGAGE OBLIGATION: 12.9%

		Commercial Mortgage Backed Securities: 2.6%
190,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	187,017
38,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	37,385
26,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	24,779
37,000		Capco America Securitization Corp., 6.460%, due 10/15/30	38,090
975,000	S	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	947,484
82,000		CS First Boston Mortgage Securities Corp., 7.546%, due 04/15/62	88,996
460,000	S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	469,289
180,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	185,161
1,090,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,148,291
196,935		Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	191,432
40,000		Ge Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	38,887
30,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	28,793
21,000	S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	20,260
23,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,556
121,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	129,513
120,000	S	Morgan Stanley Capital I, 4.827%, due 06/12/47	116,123
300,000		Morgan Stanley Capital I, 5.007%, due 01/14/42	293,340
			3,967,396

		Whole Loan Collateral CMO: 10.2%
132,109		Banc of America Mortgage Securities, 5.250%, due 11/25/19	129,507
598,000		Bank of America Mortgage, 6.500%, due 03/25/36	606,492
415,115		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	407,595
558,215		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	550,202
227,569		GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	220,121
94,140	#	GSMPS Mortgage Loan Trust, 5.168%, due 01/25/35	94,561
2,929,276	S	Master Asset Securitization Trust, 5.178%, due 07/25/35	2,916,460
357,377		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	351,858
970,068	S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	940,663
2,991,364	S	Residential Accredit Loans, Inc., 5.148%, due 02/25/46	2,996,599
391,720		Residential Accredit Loans, Inc., 5.218%, due 04/25/35	393,487
3,011,306	S	Residential Accredit Loans, Inc., 5.238%, due 02/25/46	3,015,492
292,379	S	Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	294,340
186,445	S	Thornburg Mortgage Securities Trust, 5.188%, due 09/25/34	187,376
564,479	S	Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	560,768
1,149,056	S	Washington Mutual, Inc., 5.627%, due 01/25/36	1,136,084
598,197		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	588,850
			15,390,455

		Whole Loan Collateral Support CMO: 0.1%
107,188		Banc of America Mortgage Securities, 5.500%, due 11/25/33	104,452
			104,452

		Total Collateralized Mortgage Obligations
		(Cost $19,739,469)	19,462,303

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount				Value

MUNICIPAL BOND: 0.1%

		Municipal: 0.1%
$30,000		City of New York NY, 5.000%, due 04/01/35		$30,764
70,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		66,546
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		56,761

		Total Municipal Bond
		(Cost $160,697)		154,071

		Total Long-Term Investments
		(Cost $137,148,862)		147,073,803

SHORT-TERM INVESTMENT: 25.4%

		Commercial Paper: 5.1%
550,000		Abbott Laboratories, 5.625%, due 07/01/06		550,814
1,500,000		American Express Bank FSB, 4.778%, due 01/26/07		1,500,195
1,500,000	S	American Express Bank FSB, 4.836%, due 12/01/06		1,500,000
1,400,000		Concord, 4.710%, Due 4/11/06		1,397,989
2,600,000		Crown Point, 4.740%, Due 4/13/06		2,595,559
210,000		SBC Communications, Inc., 5.750%, due 05/02/06		210,103

		Total Commercial Paper
		(Cost $7,755,800)		7,754,660

		Repurchase Agreement 5.7%
8,558,000	S	Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $8,561,423 to be received upon repurchase (Collateralized by $8,910,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $8,731,800, due 03/08/12)		8,558,000

		Total Repurchase Agreements
		(Cost $8,558,000)		8,558,000

		Securities Lending CollateralCC: 14.6%
22,076,818		The Bank of New York Institutional Cash Reserves Fund		22,076,818

		Total Securities Lending Collateral
		(Cost $22,076,818)		22,076,818

		Total Short-Term Investments
		(Cost $38,390,618)		38,389,478

		Total Investments in Securities
		(Cost $175,539,480)*	122.5%	$185,463,281
		Other Assets and Liabilities—Net	(22.5)	(34,098,664)
		Net Assets	100.0%	$151,364,617

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

W	When Issued or delayed securities
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $176,752,030.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,338,212
	Gross Unrealized Depreciation	(1,626,961)
	Net Unrealized Appreciation	$8,711,251

Information concerning open futures contracts at March 31, 2006 is shown below:

Information concerning open futures contracts for the ING VP Strategic Allocation Income Portfolio at March 31, 2006

is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)
90 Day EURO Future	48	$11,368,200	09/18/06	$(16,640)
U.S. 10 Year Treasury Note	5	531,953	06/21/06	(6,588)
U.S. 30 Year Treasury Bond	12	1,309,875	06/21/06	(44,966)
		$13,210,028		$(68,194)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)
EURO-Bond Future	48	11,375,400	06/08/05	21,410
U.S. 2 Year Treasury Note	6	1,223,156	07/06/05	64
		$12,598,556		$21,474

Information concerning the Interest Rate Swap Agreement outstanding for the ING VP Strategic Allocation Income Portfolio

at March 31, 2006 is shown below:

	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 5.086% and pay a floating rate based on the 3-month LIBOR.	02/15/11	$4,350,000	$37,571
Counterparty: Citigroup, Inc.
			$37,571

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING Strategic Allocation Portfolios, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006